File Nos. 33-76190
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    6                               (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    33                                             (X)
                        (Check appropriate box or boxes.)

          ALLIANZ LIFE VARIABLE ACCOUNT B
          -------------------------------
          (Exact Name of Registrant)

          ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
          -----------------------------------------------
          (Name of Depositor)



          1750 Hennepin Avenue, Minneapolis, MN                    55403
          -------------------------------------                  ---------
          (Address of Depositor's Principal Executive Offices)   (Zip Code)

Depositor's Telephone Number, including Area Code   (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
          Michael T. Westermeyer
          Allianz Life Insurance Company of North America
          1750 Hennepin Avenue
          Minneapolis, MN  55403

     Copies to:
          Judith A. Hasenauer
          Blazzard, Grodd & Hasenauer, P.C.
          P.O. Box 5108
          Westport, CT 06881
          (203) 226-7866

It is proposed that this filing will become effective:


     ___  immediately  upon filing  pursuant to paragraph(b) of Rule 485
     ___  on (date)  pursuant  to  paragraph  (b) of Rule 485
     ___  60 days  after  filing   pursuant  to  paragraph  (a)(1) of Rule 485
     _X_  on May 1, 1998  pursuant to  paragraph (a)(1) of Rule 485


If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:
     Individual Immediate Variable Annuity Contracts







                              CROSS REFERENCE SHEET
                             (Required by Rule 495)


Item No.                                                   Location
                                 PART A

Item 1.   Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 2.   Definitions . . . . . . . . . . . . . . . . . .  Definitions

Item 3.   Synopsis or Highlights. . . . . . . . . . . . .  Highlights

Item 4.   Condensed Financial Information . . . . . . . .  Condensed Financial
                                                           Information

Item 6.   Deductions. . . . . . . . . . . . . . . . . . .  Charges and
                                                           Deductions

Item 7.   General Description of Variable Annuity
          Contracts . . . . . . . . . . . . . . . . . . .  The Contracts

Item 8.   Annuity Period. . . . . . . . . . . . . . . . .  Annuity Provisions

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .   The Contracts;
                                                           Annuity Provisions

Item 10.  Purchases and Contract Value. . . . . . . . . .  Purchase Payments
                                                           and Contract Value

Item 11.  Redemptions . . . . . . . . . . . . . . . . . .  Surrenders

Item 12.  Taxes . . . . . . . . . . . . . . . . . . . . .  Tax Status

Item 13.  Legal Proceedings . . . . . . . . . . . . . . .  Legal Proceedings

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . . .  Table of Contents of
                                                           the Statement of Ad-
                                                           ditional Information





                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)


Item No.                                                   Location
                                PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . . .  Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . . . . . .   The Company

Item 18.  Services. . . . . . . . . . . . . . . . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . . .  Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . . .  Distributor

Item 21.  Calculation of Performance Data . . . . . . . .  Calculation of
                                                           Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . . .  Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . . .  Financial
                                                           Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A


PROFILE OF THE [FRANKLIN TEMPLETON VALUEMARK INCOME PLUS] IMMEDIATE VARIABLE ANNUITY CONTRACT


May 1, 1998


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD CONSIDER AND KNOW BEFORE PURCHASING THE IMMEDIATE VARIABLE ANNUITY CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.


1.  THE IMMEDIATE VARIABLE ANNUITY CONTRACT

The immediate variable annuity contract with a fixed payment annuity (Contract) offered by Allianz Life Insurance Company of North America is a contract between you, the owner, and Allianz Life, an insurance company. The Contract provides for income to you and another person, if elected, under a payment plan you select.

The Contract has variable or fixed payment options. The variable option offers a choice of 17 portfolios of the Franklin Valuemark Funds, which are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates. A list of available portfolios is contained in Section 4. Depending on market conditions, variable option payments may increase or decrease under the Contract based on the investment performance of the portfolios you choose. The variable option portfolios are designed to offer a better return than the fixed payment annuity; but, variable option payments may also go down and no minimum payment is guaranteed. (Sometimes a portfolio may be referred to as a sub-account in the prospectus and the Contract.)

The fixed payment annuity offers fixed annuity payments that are guaranteed by Allianz Life. Any portion of your purchase payment allocated to the fixed payment annuity will be temporarily allocated to the Money Market Fund on the day we allocate your purchase payment and will be allocated to the fixed payment annuity when you begin receiving annuity payments from your Contract (if you choose a fixed payout).

Allianz Life reserves the right to limit the number of portfolios which you may invest in at any one time (except in Texas) (now or in the future). Currently, you can put your money in up to nine portfolios and the fixed payment annuity initially and may only be invested in a maximum of ten investment options at any one time throughout the life of the Contract. The requested allocation to each portfolio and the fixed payment annuity must be made in whole percentages and each must be at least 10%.

Under this Contract, you are the owner and the annuitant. You may name a joint annuitant. Unlike a deferred annuity contract, there is no accumulation phase for this immediate annuity Contract. You select an income payment date when you buy the Contract which must not be later than 60 days after we allocate your purchase payment.


2.  ANNUITY PAYMENTS

You can receive annuity payments from your Contract by selecting one of the following annuity options:

     (1) payments for your life;
     (2) payments for your life, but if you die before payments have been made for the guaranteed period you selected, payments will continue to the beneficiary for the remainder of the guaranteed period (5, 10, 15, 20 years);
     (3) payments during the joint lifetime of you and the joint annuitant when either of you die, payments will continue as long as the survivor lives;
     (4) payments during the joint lifetime of you and the joint annuitant, but if you and the joint annuitant die before payments have been made for the guaranteed period you selected, payments will continue for the remainder of the guaranteed period (5, 10, 15 or 20 years);
     (5) payments for your life and ending with the last payment due prior to your death with a guarantee that at your death, the beneficiary will receive a single cash payment as set forth in the Contract; and
     (6) payments for a specified period of time (5 - 30 years) with payments continuing to the beneficiary for the remainder of the period certain if you and any joint annuitant die before the end of the specified period.

Under certain circumstances, if you selected annuity option 6, you can exchange it for a life contingent payout (options 1-5). Annuity payments can be based upon the available portfolios (variable payout) and/or the fixed payment annuity (fixed payout) under all annuity options except annuity payments under Option 6 which may only come from the portfolios (variable payout). If you choose to have any part of your payments based on the performance of the portfolios (i.e., variable payout), the dollar amount of your annuity payments may go up or down, depending on the investment performance of the portfolio(s) you choose.


3.   PURCHASE

You can buy the Contract with $35,000 or more under most circumstances. You cannot add to your Contract (i.e., it is a single purchase payment contract). Contact your registered representative to help you fill out the proper forms.


4.  INVESTMENT OPTIONS

You may invest in the Allianz Life fixed payment annuity and the following portfolios of Franklin Valuemark Funds:

PORTFOLIO SEEKING STABILITY OF PRINCIPAL AND INCOME
     Money Market Fund

PORTFOLIOS SEEKING GROWTH AND INCOME
     Global Utilities Securities Fund (formerly, Utility Equity Fund) Growth and Income Fund
     Income Securities Fund
     Mutual Shares Securities Fund
     Real Estate Securities Fund
     Rising Dividends Fund
     Templeton Global Asset Allocation Fund

PORTFOLIOS SEEKING CAPITAL GROWTH
     Capital Growth Fund
     Mutual Discovery Securities Fund
     Small Cap Fund
     Templeton Developing Markets Equity Fund
     Templeton Global Growth Fund
     Templeton International Equity Fund
     Templeton International Smaller Companies Fund
     Templeton Pacific Growth Fund
     Value Securities Fund

The portfolios are fully described in the attached prospectus for Franklin Valuemark Funds. Your income will fluctuate up or down based on the portfolios' performance; no minimum dollar payment is guaranteed. IN CALIFORNIA, THE VALUE SECURITIES FUND IS NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. CHECK WITH YOUR REGISTERED REPRESENTATIVE REGARDING AVAILABILITY.


5.   EXPENSES

The Contract has insurance features and investment features, and there are costs related to each.

The annual insurance charges consist of the Mortality and Expense Risk Charge and the Administrative Expense Charge which together total 1.40% of the average daily value of your Contract allocated to the portfolios. There are also annual portfolio operating expenses, which vary depending upon the portfolios you select and from year to year. In 1997, these expenses ranged from .49% to 1.42% of the average daily value of the portfolios.

Allianz Life assesses a state premium tax charge which ranges from 0% to 3.5% of your purchase payment (depending upon the state).

We have provided the following chart to help you understand the expenses in your Contract. The column "Total Annual Expenses" shows the 1.40% insurance charges and the total annual portfolio expenses for 1997 for each portfolio. The effects of the charges are reflected in the illustrations of annuity income which are contained in the Appendix to the full prospectus. The illustrations are intended to assist you in assessing the effects of the charges and the effect of investment performance on the amount of variable annuity income.


                                                                     1997
                                                Total Annual         Total Annual          Total Annual
                                                Insurance Charges    Expenses Portfolio    Expenses
 Portfolio
Capital Growth                                  1.40%                  .77%                2.17%
Global Utilities Securities                     1.40%                  .50%                1.90%
Growth and Income                               1.40%                  .49%                1.89%
Income Securities                               1.40%                  .50%                1.90%
Money Market                                    1.40%                  .53%                1.93%
Mutual Discovery Securities                     1.40%                 1.06%                2.46%
Mutual Shares Securities                        1.40%                  .80%                2.20%
Real Estate Securities                          1.40%                  .54%                1.94%
Rising Dividends                                1.40%                  .74%                2.14%
Small Cap                                       1.40%                  .77%                2.17%
Templeton Developing Markets Equity             1.40%                 1.42%                2.82%
Templeton Global Asset Allocation               1.40%                  .94%                2.34%
Templeton Global Growth                         1.40%                  .88%                2.28%
Templeton International Equity                  1.40%                  .89%                2.29%
Templeton International Smaller Companies       1.40%                 1.06%                2.46%
Templeton Pacific Growth                        1.40%                 1.03%                2.43%
Value Securities                                1.40%                  .81%                2.21%

The expenses for the Value Securities Fund, a newly formed portfolio, have been estimated. For more detailed information, see the Fee Table in the prospectus for the Contract.


6.  TAXES

Annuity payments will be treated for federal tax purposes as partly a return of your original investment. That part of each payment is not taxable as income. If the Contract is tax-qualified, the entire payment may be taxable. If you make a partial liquidation, the earnings come out first and are taxed as income. If you are younger than 59 1/2 when you make a liquidation, you may be charged a 10% federal tax penalty on the taxable amount withdrawn.


7.  ACCESS TO YOUR MONEY

The Contract is generally irrevocable; that is, you can't "cash out." That's why you should have other money set aside for non-routine expenses. Under certain circumstances, however, you may make one liquidation (withdrawal) per Contract year once you begin receiving annuity payments if you selected annuity options 2, 4 or 6. The amount that you may liquidate is set forth in your Contract and is described in the prospectus for the Contract. There may be a commutation fee assessed on liquidations; there may be adverse tax consequences, and your annuity payments will be lower than they would have been without the partial liquidation (during the period certain). You may not make any withdrawals before your income date.


8.  PERFORMANCE OF THE PORTFOLIOS

The income you receive will vary up or down depending upon the performance of the portfolios you choose. The following chart shows total returns for the portfolios for the periods shown. Performance is not shown for the Value
Securities Fund because it was first offered for sale on May 1, 1998. These numbers reflect the insurance charges and the operating expenses of the portfolios. Past performance is not a guarantee of future results.

                                                                                    CALENDAR YEAR
   PORTFOLIO                                   1997      1996     1995     1994     1993     1992    1991    1990
  Capital Growth                               16.66%    12.54%       NA        NA      NA       NA      NA       NA
  Global Utilities Securities                  25.00%     5.57%   29.53%   -12.79%   9.00%    7.20%  22.87%    0.44%
  Growth and Income                            25.97%    12.59%   30.99%    -3.38%   8.77%    5.22%  21.09%   -3.70%
  Income Securities                             1.05%     8.10%   13.09%    -6.30%  15.06%   -1.77%  10.73%    8.26%
  Money Market                                  3.78%     3.69%    4.29%     2.39%   1.12%    1.62%   4.02%    6.12%
  Mutual Discovery Securities                  17.71%     1.80%       NA        NA      NA       NA      NA       NA
  Mutual Shares Securities                     16.10%     3.30%       NA        NA      NA       NA      NA       NA
  Real Estate Securities                       19.02%    30.96%   15.90%     1.46%  17.36%   10.53%  31.65%  -13.20%
  Rising Dividends                             31.18%    22.44%   27.94%    -5.41%  -4.80%    8.48%      NA       NA
  Small Cap                                    15.79%    27.26%    1.46%        NA      NA       NA      NA       NA
  Templeton Developing Markets Equity          -9.99%    19.89%    1.35%    -5.46%      NA       NA      NA       NA
  Templeton Global Asset Allocation            10.16%    18.16%    5.91%        NA      NA       NA      NA       NA
  Templeton Global Growth                      11.92%    19.58%   11.16%     2.01%      NA       NA      NA       NA
  Templeton International Equity               10.14%    21.25%    9.06%    -0.53%  26.79%   -3.58%      NA       NA
  Templeton International Smaller Companies    -2.87%    11.45%       NA        NA      NA       NA      NA       NA
  Templeton Pacific Growth                    -36.84%     9.55%    6.47%   -10.06%  45.82%   -2.39%      NA       NA


9.  DEATH BENEFIT

If you die before the income date and there is no joint annuitant, the Contract will be treated as if it had never been issued and we will return your purchase payment to your estate. If you have chosen an option with a joint annuitant and either you or the joint annuitant dies before the income date, the annuity option will be changed to option 2 (with 120 monthly payments guaranteed or 60 monthly payments guaranteed if the survivor's life expectancy is less than 120 months).


10.  OTHER INFORMATION

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), you will receive whatever your Contract is worth on the day we receive your request, less any benefits paid in states where permitted (this may be more or less than your original payment). In certain states or if you have purchased the Contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your Contract within 10 days after receiving it (or whatever period is required in your state).

PURCHASING CONSIDERATIONS. The immediate variable annuity contract is designed for people seeking a medium to long-term periodic payment plan. Many options provide for payments guaranteed for as long as you live. We recommend that you do not buy this Contract if you cannot accept the risk of getting back less money than you put in. Since certain payment options do not permit you to liquidate (withdraw) money, and all options limit payments to your heirs, we generally recommend you have other money set aside for emergencies and bequests.


11.  INQUIRIES

If you have any questions about your Contract or need more information, please contact us at:

            VIP Service Center
            P.O. Box 30343
            Tampa, Florida 33630-3343
            (800) 774-5001

                      This page intentionally left blank.


                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


            HOME OFFICE:                             VIP SERVICE CENTER:
            1750 Hennepin Avenue                     P.O. Box 30343
            Minneapolis, MN 55403-2195               Tampa, FL 33630-3343
            (800) 542-5427                           (800) 774-5001


                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                  MAY 1, 1998



The Individual Immediate Variable Annuity Contracts (the "Contracts") described in this Prospectus provide lifetime income to the Annuitant and Joint Annuitant, if any, under the Annuity Option selected. The Annuitant is the Contract Owner. The Contract Owner selects the Annuity Option and the frequency of payment (e.g., monthly, quarterly, semi-annual, annual).

The Contracts are available for retirement plans which do not qualify for the special federal tax advantages available under the Internal Revenue Code ("Non-Qualified Contracts"). They can also be purchased as a "Qualified
Contract" that is an Individual Retirement Annuity with contributions rolled-over from tax-qualified plans such as 403(b) plans, 401 plans, or IRAs.


The Contracts are acquired by the payment of a single purchase payment. Some states assess premium taxes (see "Charges and Deductions - Premium Taxes"). The Single Purchase Payment less the premium tax is referred to as the Net Purchase Payment. The Single Purchase Payment for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which account has been designated Allianz Life Variable Account B (the "Variable Account") or to the Company's Fixed Payment Annuity. Any portion of the Net Purchase Payment selected to be allocated to the Fixed Payment Annuity will temporarily be allocated to the Money Market Sub-Account on the Effective Date and will be allocated to the Fixed Payment Annuity on the Annuity Calculation Date.

The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). The Trust is a series fund with twenty-five Portfolios, seventeen of which are currently available in connection with the Contracts offered under this Prospectus: the Capital Growth Fund, the Global Utilities Securities Fund, the Growth and Income Fund, the Income Securities Fund, the Money Market Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Real Estate Securities Fund, the Rising Dividends Fund, the Small Cap Fund, the Templeton Developing Markets Equity Fund, the Templeton Global Asset Allocation Fund, the Templeton Global Growth Fund, the Templeton International Equity Fund, the Templeton International Smaller Companies Fund, the Templeton Pacific Growth Fund, and the Value Securities Fund. Prior to May 1, 1998, the Global Utilities Securities Fund was known as the Utility Equity Fund. IN CALIFORNIA, THE VALUE
SECURITIES FUND IS NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY). See "Highlights" and "Tax Status" for a discussion of owner control of the underlying investments in a variable annuity contract.


Under certain circumstances, Contract Owners may make withdrawals after the Income Date other than the Annuity Payments they will receive under the Contract. See "Annuity Provisions - Contract Withdrawals (Liquidations)" for more information regarding the ability to make withdrawals under the Contract.

THE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACT IS SUBJECT TO RISK THAT MAY CAUSE THE VALUE OF THE CONTRACT OWNER'S INVESTMENT TO FLUCTUATE, AND WHEN THE CONTRACTS ARE RETURNED WITHIN THE FREE LOOK PERIOD, THE REFUND MAY BE HIGHER OR LOWER THAN THE PURCHASE PAYMENT.


This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the "Statement of Additional Information," which is available at no charge. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The SEC maintains a Web Site (http://www.sec.gov) that contains the SAI material incorporated by reference and other information about registrants that file electronically with the SEC. The Table of Contents of the Statement of Additional Information can be found on the last page of this Prospectus. For the Statement of Additional Information, call or write the VIP Service Center address shown above.


INQUIRIES: Any inquiries can be made by telephone or in writing to the Company at the VIP Service Center phone number or address listed above.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, COUNTRY, OR JURISDICTION IN WHICH THE OFFERING IS UNAUTHORIZED. NO SALES REPRESENTATIVE, DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS MUST BE ACCOMPANIED BY OR PRECEDED BY A CURRENT PROSPECTUS FOR FRANKLIN VALUEMARK FUNDS.


This Prospectus and the Statement of Additional Information are dated May 1, 1998, and may be amended from time to time.


This Prospectus should be kept for future reference.


In the State of Oregon, all references to "Franklin Templeton Valuemark(R) Income Plus" refer to "Valuemark Income Plus."


TABLE OF CONTENTS                                                           PAGE

DEFINITIONS ......................................
HIGHLIGHTS .......................................
FEE TABLE ........................................
CONDENSED FINANCIAL
 INFORMATION .....................................
THE COMPANY ......................................
THE VARIABLE ACCOUNT .............................
FRANKLIN VALUEMARK FUNDS .........................
 General .........................................
 Substitution of Securities ......................
 Voting Privileges ...............................
CHARGES AND DEDUCTIONS ...........................
 Deduction for Mortality and
  Expense Risk Charge ............................
 Deduction for Administrative
  Expense Charge .................................
 Deduction for Premium Taxes .....................
 Deduction for Income Taxes ......................
 Deduction for Trust Expenses ....................
ANNUITY PROVISIONS ...............................
 Income Date .....................................
 Annuity Options .................................
 Contract Withdrawals (Liquidations) .............
 Determination of Variable
  Annuity Payments ...............................
 Determination of Fixed
  Annuity Payments ...............................
THE CONTRACTS ....................................
 Ownership .......................................
 Assignment ......................................
 Beneficiary .....................................
 Change of Beneficiary ...........................
 Death of Beneficiary ............................
 Annuitant .......................................
PROCEEDS PAYABLE AT DEATH ........................
PURCHASE PAYMENTS AND
 CONTRACT VALUE ..................................
 Single Purchase Payment .........................
 Net Purchase Payment ............................
 Allocation of Net Purchase Payment ..............
 Contract Value ..................................
 VIP Unit ........................................
 Transfers .......................................
DISTRIBUTOR ......................................
 Delay of Payments ...............................
ADMINISTRATION OF THE CONTRACTS ..................
PERFORMANCE DATA .................................
 Money Market Sub-Account ........................

Other Contract Sub-Accounts .....................

 Performance Ranking .............................
TAX STATUS .......................................
 General .........................................
 Diversification .................................
 Multiple Contracts ..............................
 Tax Treatment of Distributions -
  Non-Qualified Contracts ........................
 Qualified Plans .................................
 Tax Treatment of Distributions -
  IRA Contracts ..................................
 Tax Treatment of Assignments ....................
 Income Tax Withholding ..........................
FINANCIAL STATEMENTS .............................
LEGAL PROCEEDINGS ................................
APPENDIX - ILLUSTRATION
 OF VALUES .......................................
TABLE OF CONTENTS
 OF THE STATEMENT OF
 ADDITIONAL INFORMATION ..........................



DEFINITIONS
--------------------------------------------------------------------------------

AGE - Age to the nearest month unless otherwise specified.

ANNUITANT - The primary person upon whose continuation of life any annuity payment involving life contingencies depends. The Contract Owner is the Annuitant. See also, Joint Annuitant.

ANNUITY CALCULATION DATE - The date on which the first annuity payment is calculated which will be no more than 10 business days prior to the Income Date.

ANNUITY OPTION - An arrangement under which annuity payments are made under the Contract.

ANNUITY UNIT - An accounting unit of measure used to calculate annuity payments after the Annuity Calculation Date.

ASSUMED INVESTMENT RETURn - The investment return upon which the annuity payments in the Contract are based.

COMPANY - Allianz Life Insurance Company of North America at its VIP Service Center shown on the cover page of this Prospectus.

CONTRACT ANNIVERSARY - An anniversary of the Effective Date of the Contract.

CONTRACT OWNER - The person or entity who own the Contract as named in the Company's records. The Annuitant is the Contract Owner.


CONTRACT SUB-ACCOUNT - A segment of the Variable Account. Each Contract Sub-Account is invested in shares of a Portfolio of an Eligible Investment (referred to in the Contract as "Sub-Account").


CONTRACT VALUE - The dollar value as of any Valuation Date prior to the Annuity Calculation Date of all amounts accumulated under the Contract.

EFFECTIVE DATE - The date on which the Net Purchase Payment is allocated to the Variable Account.

ELIGIBLE INVESTMENT(S) - An investment entity which can be selected by the Contract Owner to be the underlying investment of the Contract.


FIXED PAYMENT ANNUITY - Payments from the Company's general investment account which contains all the assets of the Company with the exception of the Variable Account and other segregated asset accounts (the Contract refers to this investment option as the "Fixed Account").


INCOME DATE - The date on which annuity payments are to begin.

JOINT ANNUITANT - A person other than the Annuitant on whose life annuity payments may also be based.

JOINT OWNER - If there is more than one Contract Owner, each Contract Owner shall be a Joint Owner of the Contract. Joint Owners have equal ownership rights and must both authorize any exercising of those ownership rights unless otherwise allowed by the Company. Each Joint Owner must be either an Annuitant or Joint Annuitant.


NET ASSET VALUE - The total value of the shares of the Eligible Investment or Portfolio less the liabilities of the Eligible Investment or Portfolio held by the Contract Sub-Account, as of the close of trading on a Valuation Date.


NON-QUALIFIED CONTRACTS - As used herein, Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Section 408 of the Internal Revenue Code of 1986, as amended (the "Code").


PORTFOLIO - A segment of an Eligible Investment which constitutes a separate and distinct class of interests under an Eligible Investment (referred to in the Contract as "Fund").


QUALIFIED CONTRACTS - As used herein, Contracts issued under Qualified Plans which receive favorable tax treatment under Section 408 of the Code.

VALUATION DATE - The Variable Account will be valued each day that the New York Stock Exchange is open for trading, which is Monday through Friday, except for normal business holidays.

VALUATION PERIOD - The period beginning at the close of business of the New York Stock Exchange on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

VARIABLE ACCOUNT - A separate investment account of the Company, designated as Allianz Life Variable Account B, in which a portion of the Company's assets has been allocated for the Contracts and certain other contracts.

VIP UNIT - An accounting unit of measure used to calculate the Contract Value prior to the Annuity Calculation Date.



HIGHLIGHTS
--------------------------------------------------------------------------------


Net Purchase Payments for the Contracts will be allocated to a segregated investment account of Allianz Life Insurance Company of North America (the "Company") which has been designated Allianz Life Variable Account B (the
"Variable Account") or to the Company's Fixed Payment Annuity. Any portion of the Net Purchase Payment to be allocated to the Fixed Payment Annuity will temporarily be allocated to the Money Market Sub-Account on the Effective Date and then will be allocated to the Fixed Payment Annuity on the Annuity Calculation Date.

The Variable Account invests in shares of Franklin Valuemark Funds (the "Trust"). (See "Franklin Valuemark Funds.") IN CALIFORNIA, THE VALUE SECURITIES FUND IS NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY). CONTRACT OWNERS BEAR THE INVESTMENT RISK FOR ALL AMOUNTS ALLOCATED TO THE VARIABLE ACCOUNT.

The Contract may be returned within 10 days (or longer in states where required) after it is received (the "Free-Look Period"). It can be mailed or delivered to either the Company or the agent who sold it. Return of the Contract by mail is effective on being postmarked, properly addressed and postage prepaid. The returned Contract will be treated as if the Company had never issued it. The Company will promptly refund the net amount allocated to the Variable Account modified for investment experience plus any taxes deducted less any benefits paid in states where permitted. This may be more or less than the Single Purchase Payment. Once the Free-Look Period expires, under certain circumstances, Contract Owners may make withdrawals after the Income Date other than the Annuity Payments they will receive under the Contract. See "Annuity Provisions - Contract Withdrawals (Liquidations)" for more information regarding the ability to make withdrawals under the Contract. The Company has the right to allocate the Single Purchase Payment to the Money Market Sub-Account until the expiration of the Free-Look Period. If the Company does so allocate the purchase payment, it will refund the Single Purchase Payment, less any benefits paid. It is the Company's current practice to directly allocate the Single Purchase Payment to the Contract Sub-Account(s) (see "Purchase Payments and Contract Value - Allocation of Net Purchase Payment") designated by the Contract Owner.


There is a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. This charge compensates the Company for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions - Deduction for Mortality and Expense Risk Charge.")

There is an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge compensates the Company for costs associated with the administration of the Contracts and the Variable Account. (See "Charges and Deductions - Deduction for Administrative Expense Charge.")

Under certain circumstances, there is a ten percent (10%) federal income tax penalty that may be applied to the income portion of any distribution from the Contracts. (See "Tax Status - Tax Treatment of Distributions - Non-Qualified Contracts" and "Tax Status - Tax Treatment of Distributions - IRA Contracts.") For a further discussion of the taxation of the Contracts, see "Tax Status."

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract. The issuance of such guidelines may require the Company to impose limitations on a Contract Owner's right to control the investments. It is not known whether any such guidelines would have a retroactive effect (see "Tax Status - Diversification").

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Single Purchase Payment. (See "Charges and Deductions - Deduction for Premium Taxes.")

The Company offers deferred variable annuity contracts but does not permit exchange of those contracts for the Contracts offered by this Prospectus.


Because of certain exemptive and exclusionary provisions, interests in the Fixed Payment Annuity are not registered under the Securities Act of 1933 and the Fixed Payment Annuity is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Payment Annuity nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Payment Annuity. Disclosures regarding the Fixed Payment Annuity may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ALLIANZ LIFE VARIABLE ACCOUNT B FEE TABLE

CONTRACT OWNER TRANSACTION FEES

NONE

VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge.........................   1.25%
Administrative Expense Charge..................... .......    .15%
--------------------------------------------------------------------------------
Total Variable Account Annual Expenses....................   1.40%

The effects of the charges shown above are reflected in the illustrations of annuity income contained in the Appendix on Page __. The illustrations are intended to assist the purchaser in assessing the effects of these charges and the effect of investment performance on the amount of variable annuity income.

FRANKLIN VALUEMARK FUNDS' ANNUAL EXPENSES

(as a percentage of Franklin Valuemark Funds' average net assets).


The  Management  and Portfolio  Administration  Fees for each  Portfolio are based on a percentage of that  Portfolio's  net assets. See "Franklin Valuemark Funds" in this Prospectus and "Management" in the Trust prospectus.

The "Management and Portfolio Administration Fees" below include investment advisory and other management and administrative fees not included as "Other Expenses" that were paid to the Managers and Portfolio  Administrators by each Portfolio for the
1997  calendar  year except for  Portfolios  with fee waivers or newer  Portfolios  without a full year of  operations as of
December  31,  1997  (see  explanatory  footnotes  below).  The  purpose  of the Table is to assist  the  Contract  Owner in understanding the various costs and expenses of investing,  directly or indirectly,  in the Contract. Actual expenses may be higher or lower than those shown.

                                                                                     MANAGEMENT                  TOTAL
                                                                                    AND PORTFOLIO      OTHER    ANNUAL
                                                                                ADMINISTRATION FEES1 EXPENSES  EXPENSES
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund............................................................         .75%           .02%      .77%
Global Utilities Securities Fund2..............................................         .47%           .03%      .50%
Growth and Income Fund.........................................................         .47%           .02%      .49%
Income Securities Fund.........................................................         .47%           .03%      .50%
Money Market Fund3.............................................................         .51%           .02%      .53%
Mutual Discovery Securities Fund...............................................         .80%           .26%     1.06%
Mutual Shares Securities Fund..................................................         .60%           .20%      .80%
Real Estate Securities Fund....................................................         .51%           .03%      .54%
Rising Dividends Fund..........................................................         .72%           .02%      .74%
Small Cap Fund.................................................................         .75%           .02%      .77%
Templeton Developing Markets Equity Fund.......................................        1.25%           .17%     1.42%
Templeton Global Asset Allocation Fund.........................................         .65%           .29%      .94%
Templeton Global Growth Fund...................................................         .83%           .05%      .88%
Templeton International Equity Fund............................................         .80%           .09%      .89%
Templeton International Smaller Companies Fund.................................         .85%           .21%     1.06%
Templeton Pacific Growth Fund..................................................         .92%           .11%     1.03%
Value Securities Fund4.........................................................         .75%           .06%      .81%

1The Portfolio Administration Fee is a direct expense for the Mutual Discovery Securities Fund, the Mutual Shares Securities
Fund,  the Templeton  Global Asset  Allocation  Fund,  the Templeton  International  Smaller  Companies  Fund, and the Value
Securities Fund.;  other Portfolios pay for similar services  indirectly through the Management Fee. See "Management" in the
Trust Prospectus for further information regarding Management and Portfolio Administration Fees.

2 Prior to May 1, 1998, the Global Utilities Securities Fund was known as the Utility Equity Fund.

3Franklin  Advisers,  Inc. agreed in advance to waive a portion of its Management Fee and to make certain payments to reduce expenses of the Money Market Fund during 1997 and is currently  continuing this arrangement in 1998. This arrangement may be terminated at any time. With this reduction,  actual  Management Fees and Total Annual Expenses of the Money Market Fund for
1997 were 0.43% and 0.45%, respectively of the average daily net assets of the Portfolio.

4The Value Securities Fund commenced operations May 1, 1998. The expenses shown are estimated expenses for the Portfolio for
1998.

CONDENSED FINANCIAL INFORMATION

The  consolidated  financial  statements of Allianz Life  Insurance  Company of North  America and the financial  statements of
Allianz Life Variable Account B may be found in the Statement of Additional Information.


The table below gives per  accumulation  unit  information  about the financial  history of each Contract  Sub-Account from the inception of each to December 31, 1997.+


This information should be read in conjunction with the financial statements and related notes to the Variable Account included in the Statement of Additional Information.



(NUMBER OF UNITS IN THOUSANDS)               GLOBAL                                MUTUAL     MUTUAL
                                   CAPITAL  UTILITIES GROWTH AND  INCOME   MONEY  DISCOVERY   SHARES    REAL ESTATE  RISING
CONTRACT SUB-ACCOUNTS:             GROWTH  SECURITIES* INCOME   SECURITIES MARKET SECURITIES SECURITIES  SECURITIES  DIVIDENDS
------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED DEC 31, 1997
Unit value at beginning of period $11.254   $20.654    $19.490   $21.708  $13.359  $10.180   $10.330    $23.668   $15.303
Unit value at end of period       $13.130   $25.818    $24.551   $25.065  $13.865  $11.983   $11.993    $28.169   $20.074
Number of units outstanding at
 end of period                      5,673    39,623     46,962    49,811   20,982    9,940    18,744     13,445    33,249
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period $10.000** $19.565    $17.310   $19.785  $12.883  $10.000** $10.000**  $18.073   $12.498
Unit value at end of period        11.254   $20.654    $19.490   $21.708  $13.359  $10.180   $10.330    $23.668   $15.303
Number of units outstanding at
 end of period                      3,722    53,086     50,027    57,504   28,060    1,471     2,613     12,757    35,569
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period      NA   $15.104    $13.215   $16.392  $12.354       NA        NA    $15.594    $9.769
Unit value at end of period            NA   $19.565    $17.310   $19.785  $12.883       NA        NA    $18.073   $12.498
Number of units outstanding at
 end of period                         NA    66,669     46,893    59,309   31,040       NA        NA     10,998     33,789
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period      NA   $17.319    $13.677   $17.734  $12.066       NA        NA    $15.369   $10.327
Unit value at end of period            NA   $15.104    $13.215   $16.392  $12.354       NA        NA    $15.594    $9.769
Number of units outstanding at
 end of period                         NA    70,082     35,695    56,569   39,437       NA        NA     11,645    28,778
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period      NA   $15.889    $12.574   $15.163  $11.932       NA        NA    $13.095   $10.848
Unit value at end of period            NA   $17.319    $13.677   $17.734  $12.066       NA        NA    $15.369   $10.327
Number of units outstanding at
 end of period                         NA    84,217     24,719    38,967   10,247       NA        NA      5,589    26,256
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period      NA   $14.821    $11.949   $13.580  $11.742       NA        NA    $11.848   $10.000**
Unit value at end of period            NA   $15.889    $12.574   $15.163  $11.932       NA        NA    $13.095   $10.848
Number of units outstanding at
 end of period                         NA    39,387     17,144    11,397    6,951       NA        NA      1,052     8,388
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period      NA   $12.062     $9.803    $9.842  $11.288       NA        NA     $9.000         NA
Unit value at end of period            NA   $14.821    $11.949   $13.580  $11.742       NA        NA    $11.848         NA
Number of units outstanding at
 end of period                         NA    16,188      9,671     4,472    5,682       NA        NA        394         NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period      NA   $12.010    $10.180   $10.783  $10.637       NA        NA    $10.368         NA
Unit value at end of period            NA   $12.062     $9.803    $9.842  $11.288       NA        NA     $9.000         NA
Number of units outstanding at
 end of period                         NA     6,300      5,356     3,011    5,768       NA        NA        200         NA
PERIOD FROM INCEPTION** TO DEC. 31, 1989
Unit value at beginning of period      NA   $10.000    $10.000   $10.000  $10.000       NA        NA    $10.000         NA
Unit value at end of period            NA   $12.010    $10.180   $10.783  $10.637       NA        NA    $10.368         NA
Number of units outstanding at
 end of period                         NA     1,173      1,662     1,508    1,199       NA        NA         57         NA


(NUMBER OF UNITS IN THOUSANDS)               TEMPLETON    TEMPLETON   TEMPLETON  TEMPLETON    TEMPLETON   TEMPLETON
                                   SMALL    DEVELOPING  GLOBAL ASSET   GLOBAL  INTERNATIONAL INTERNATIONAL PACIFIC    VALUE +
CONTRACT SUB-ACCOUNTS:              CAP   MARKETS EQUITY ALLOCATION    GROWTH      EQUITY    SMALLER COS   GROWTH  SECURITIES
------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED DEC 31, 1997
Unit value at beginning of period $12.913      $11.487     $12.514    $13.560     $16.081      $11.145    $14.932        NA
Unit value at end of period...... $14.952      $10.340     $13.785    $15.177     $17.711      $10.825     $9.431        NA
Number of units outstanding at
 end of period.................... 16,925       23,005       5,229     41,433      58,179        1,998     15,833        NA
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period $10.146       $9.582     $10.591    $11.339     $13.263      $10.000**  $13.630        NA
Unit value at end of period...... $12.913      $11.487     $12.514    $13.560     $16.081      $11.145    $14.932        NA
Number of units outstanding at
 end of period.................... 12,784       22,423       4,104     40,327      64,375        1,388     22,061        NA
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period $10.000**     $9.454     $10.000**  $10.201     $12.161           NA    $12.802        NA
Unit value at end of period...... $10.146       $9.582     $10.591    $11.339     $13.263           NA    $13.630        NA
Number of units outstanding at
 end of period..................... 1,302       15,618       1,338     28,309      59,883           NA     22,483        NA
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period..... NA      $10.000**        NA    $10.000**   $12.226           NA    $14.233        NA
Unit value at end of period........... NA       $9.454          NA    $10.201     $12.161           NA    $12.802        NA
Number of units outstanding at
 end of period........................ NA        9,774          NA     14,637      60,464           NA     27,231        NA
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period..... NA           NA          NA         NA      $9.642           NA     $9.761        NA
Unit value at end of period........... NA           NA          NA         NA     $12.226           NA    $14.233        NA
Number of units outstanding at
 end of period........................ NA           NA          NA         NA      24,026           NA     14,240        NA
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period..... NA           NA          NA         NA     $10.000**         NA    $10.000**      NA
Unit value at end of period........... NA           NA          NA         NA      $9.642           NA     $9.761        NA
Number of units outstanding at
 end of period........................ NA           NA          NA         NA       1,329           NA        534        NA
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period..... NA           NA          NA         NA          NA           NA         NA        NA
Unit value at end of period........... NA           NA          NA         NA          NA           NA         NA        NA
Number of units outstanding at
 end of period........................ NA           NA          NA         NA          NA           NA         NA        NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period..... NA           NA          NA         NA          NA           NA         NA        NA
Unit value at end of period........... NA           NA          NA         NA          NA           NA         NA        NA
Number of units outstanding at
 end of period........................ NA           NA          NA         NA          NA           NA         NA        NA
PERIOD FROM INCEPTION** TO DEC. 31, 1989
Unit value at beginning of period..... NA           NA          NA         NA          NA           NA         NA        NA
Unit value at end of period........... NA           NA          NA         NA          NA           NA         NA        NA
Number of units outstanding at
end of period......................... NA           NA          NA         NA          NA           NA         NA        NA

+The Value Securities Sub-Account commenced operations May 1, 1998.

*Prior to May 1, 1998, the Global Utilities Securities Sub-Account was known as the Utility Equity Sub-Account.

**Unit Value at inception was $10.00.

The Accumulation Unit Value at inception was $10.00 for each Contract Sub-Account. Inception was 1/24/89 for the Growth and Income, Income Securities, Money Market, Real Estate Securities, and Utility Equity Sub-Accounts; 1/27/92 for the Rising Dividends, Templeton International Equity, and Templeton Pacific Growth Sub-Accounts; 3/15/94 for the Templeton Developing Markets Equity, and Templeton Global Growth Sub-Accounts; 5/1/95 for the Templeton Global Asset Allocation Sub-Account; 11/1/95 for the Small Cap Sub-Account; 5/1/96 for the Capital Growth, and Templeton International Smaller Companies Sub-Accounts; 11/8/96 for the Mutual Discovery Securities, and Mutual Shares Securities Sub-Accounts; and 5/1/98 for the Value Securities Sub-Account.



THE COMPANY
--------------------------------------------------------------------------------

Allianz Life Insurance Company of North America (the "Company") is a stock life insurance company organized under the laws of the state of Minnesota in 1896. The Company is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding ("Allianz"). Allianz is headquartered in Munich, Germany, and has sales outlets throughout the world. The Company offers fixed and variable life insurance and annuities, and group life, accident and health insurance.

NALAC Financial Plans, LLC is a wholly-owned subsidiary of the Company. It provides marketing services for the Company and is the principal underwriter of the Contracts. NALAC Financial Plans, LLC is reimbursed for expenses incurred in the distribution of the Contracts.

Administration for the Contract is provided at the Company's VIP Service Center:
P.O. Box 30343, Tampa, FL 33630-3343, (800) 774-5001.


THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------

The Variable Account was established pursuant to a resolution of the Board of Directors on May 31, 1985. The Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

The assets of the Variable Account are the property of the Company. However, the assets of the Variable Account equal to the reserves, and other contract liabilities with respect to the Variable Account, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains and losses, whether or not realized, are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains or losses of the Company. The Company's obligations arising under the Contracts are general corporate obligations.

The Variable Account meets the definition of a "separate account" under the federal securities laws.


The Variable Account is divided into Contract Sub-Accounts with the assets of each Contract Sub-Account invested in one of the Portfolios of Franklin Valuemark Funds.



FRANKLIN VALUEMARK FUNDS
--------------------------------------------------------------------------------


Seventeen of the twenty-five Portfolios currently constituting the Franklin Valuemark Funds are available under the Contracts described in this Prospectus. IN CALIFORNIA, THE VALUE SECURITIES FUND IS NOT AVAILABLE UNTIL APPROVED BY THE CALIFORNIA INSURANCE DEPARTMENT. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY). Franklin Valuemark Funds (the "Trust") is an open-end management investment company registered under the 1940 Act. The investment objectives of each Portfolio and a discussion of potential risks are found in the accompanying prospectus for the Trust, which is included with this Prospectus.


PURCHASERS SHOULD READ THIS PROSPECTUS AND THE ACCOMPANYING PROSPECTUS FOR THE TRUST CAREFULLY BEFORE INVESTING.


Investment  managers for each  Portfolio are listed in the table below and are as follows:  Franklin
Advisers,  Inc. (FA), Franklin Advisory Services,  Inc. (FAS), Franklin Mutual Advisers, Inc. (FMA),
Templeton Asset  Management  Ltd. (TAM),  Templeton  Global  Advisors  Limited (TGA),  and Templeton
Investment Counsel, Inc. (TIC). Certain managers have retained one or more affiliated subadvisers.


AVAILABLE PORTFOLIOS                                                            INVESTMENT MANAGERS
-----------------------------------------------------------------------------------------------------
PORTFOLIO SEEKING STABILITY
 OF PRINCIPAL AND INCOME
  Money Market Fund ............................................................        FA

PORTFOLIOS SEEKING GROWTH AND INCOME
 Global Utilities Securities Fund  (formerly, Utility Equity Fund)  ............        FA
 Growth and Income Fund ........................................................        FA
 Income Securities Fund ........................................................        FA
 Mutual Shares Securities Fund .................................................        FMA
 Real Estate Securities Fund ...................................................        FA
 Rising Dividends Fund .........................................................        FAS
 Templeton Global Asset Allocation Fund ........................................        TGA
 Value Securities Fund .........................................................        FAS

PORTFOLIOS SEEKING CAPITAL GROWTH
 Capital Growth Fund ...........................................................        FA
 Mutual Discovery Securities Fund ..............................................        FMA
 Small Cap Fund ................................................................        FA
 Templeton Developing Markets Equity Fund ......................................        TAM
 Templeton Global Growth Fund ..................................................        TGA
 Templeton International Equity Fund ...........................................        FA
 Templeton International Smaller Companies Fund  ...............................        TIC
 Templeton Pacific Growth Fund .................................................        FA
------------------------------------------------------------------------------------------------------


GENERAL


There is no assurance that the investment objectives of any of the Portfolios will be met. Contract Owners bear the complete investment risk.

Additional Portfolios and/or additional Eligible Investments may, from time to time, be made available as investments to underlie the Contract. However, the right to make such selections will be limited by the terms and conditions imposed on such transactions by the Company. (See "Purchase Payments and Contract Value - Allocation of Net Purchase Payment.")


SUBSTITUTION OF SECURITIES


The Company may substitute one of the Portfolios Contract Owners have selected with another Portfolio. The Company would not do this without the prior approval of the Securities and Exchange Commission. The Company will give Contract Owners notice of its intention to do this.


VOTING PRIVILEGES

In accordance with its view of present applicable law, the Company will vote the shares of the Trust held in the Variable Account at special meetings of the shareholders of the Trust in accordance with instructions received from persons having the voting interest in the Variable Account. The Company will vote shares for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. The Trust does not hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by the Company not more than sixty (60) days prior to the meeting of the Trust. Voting instructions will be solicited by written communication at least fourteen (14) days prior to the meeting.

Trust shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through separate accounts of the Company and its affiliates. The Trust does not foresee any disadvantage to Contract Owners arising out of the fact that the Trust may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products. Nevertheless, the Trust's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

Various charges and deductions are made from the Single Purchase Payment and the Variable Account. These charges and deductions are:

DEDUCTION FOR MORTALITY AND
EXPENSE RISK CHARGE

The Company deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account. The mortality risks assumed by the Company arise from its contractual obligation to make annuity payments for the life of the Annuitant in accordance with annuity rates guaranteed in the Contracts. The expense risk assumed by the Company is that all actual expenses involved in administering the Contracts, including Contract maintenance costs, administrative costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, and the costs of other services may exceed the amount recovered from the Administrative Expense Charge.

The Mortality and Expense Risk Charge is guaranteed by the Company and cannot be increased.

The Mortality and Expense Risk Charge is assessed both before and after the Income Date. The Company will continue to assess the Mortality and Expense Risk Charge during payment of an Annuity Option that does not involve a life contingency even though it no longer bears any mortality risk on such payment obligation.

DEDUCTION FOR ADMINISTRATIVE EXPENSE CHARGE

The Company deducts on each Valuation Date an Administrative Expense Charge which is equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account. This charge is to reimburse the Company for the expenses it incurs in the establishment and maintenance of the Contracts and the Variable Account. These expenses include, but are not limited to: preparation of the Contracts, confirmations, annual reports and statements, maintenance of Contract records, maintenance of Variable Account records, administrative personnel costs, mailing costs, data processing costs, legal fees, accounting fees, filing fees, the costs of other services necessary for Contract servicing, and all accounting, valuation, regulatory and reporting requirements.

DEDUCTION FOR PREMIUM TAXES

Premium taxes or other taxes payable to a state, municipality or other governmental entity will be charged against the Single Purchase Payment. Premium taxes currently imposed by certain states on the Contracts range from 0% to 3.5% of premiums paid. For information regarding a particular state's premium tax a purchaser should contact his or her agent or the Company's VIP Service Center.

DEDUCTION FOR INCOME TAXES

While the Company is not currently maintaining a provision for federal income taxes, the Company has reserved the right to establish a provision for income taxes if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Variable Account. The Company will deduct for any income taxes incurred by it as a result of the operation of the Variable Account whether or not there was a provision for taxes and whether or not it was sufficient.

DEDUCTION FOR TRUST EXPENSES

There are other deductions from the assets of Franklin Valuemark Funds for operating expenses (including management fees), which are described in the accompanying Trust Prospectus.


ANNUITY PROVISIONS
--------------------------------------------------------------------------------

INCOME DATE


The Income Date is the date on which annuity payments begin. The Contract Owner selects an Income Date at the time of issue. The Income Date must be the first or fifteenth day of a calendar month and not later than 60 days from the Effective Date. Upon state approval, the Income Date may be no later than 12 months from the Effective Date and must be the first or fifteenth day of a calendar month. (Check with your agent regarding availability).


ANNUITY OPTIONS


The Contract provides for an Annuity under any of the Annuity Options described below, provided the Annuitant or any Joint Annuitant is alive on the Income Date. Except for Annuity Option 6, once selected the Option is irrevocable. The amount of each payment depends upon the Annuity Option chosen and for Annuity Options 1-5, the Annuitant's and any Joint Annuitant's Age on the Annuity Calculation Date. Annuity payments from the Variable Account will vary with the investment experience of the Contract Sub-Accounts and may be higher or lower than the first payment. Annuity payments from the Fixed Payment Annuity will be equal payments unless otherwise specified by the Annuity Option selected. Annuity payments may come from the Fixed and/or the Variable Account under all Annuity Options (except annuity payments under Option 6 may only come from the Variable Account).


The Annuity Options currently available are:

Option 1 - Life Annuity. Monthly annuity payments are paid during the life of the Annuitant ceasing with the last annuity payment due prior to the Annuitant's death.

Option 2 - Life Annuity with 60, 120, 180, or 240 Monthly Payments Guaranteed. Monthly annuity payments are paid during the life of an Annuitant with a guarantee that if, at the Annuitant's death, annuity payments have been made for less than a 60, 120, 180 or 240 month period as elected, then annuity payments will be continued thereafter to the Beneficiary for the remainder of the guaranteed period. The Beneficiary may elect to have the present value (determined as set forth in the Contract) of the guaranteed annuity payments remaining commuted and paid in a lump sum, less the applicable commutation fee of 5% of the proceeds in Contract Years 1 and 2 reducing by 1% per year until it is 1% for Contract Year 6 and thereafter (subject to applicable state law and regulation). Variable payments will be commuted at the Assumed Investment Return. Fixed payments will be commuted using an indexed rate. The Company will require the return of the Contract and proof of death prior to the payment of any commuted values.


Option 3 - Joint and Last Survivor Annuity. Monthly annuity payments are paid during the joint lifetime of the Annuitant and the Joint Annuitant. Upon the death of the Annuitant, if the Joint Annuitant is then living, payments will be paid thereafter during the remaining lifetime of the Joint Annuitant at a level of 100%, 75% or 50% of the original level as elected. Monthly payments cease with the final annuity payment due prior to the last surviving Annuitant's death.


Option 4 - Joint and Last Survivor Annuity with 60, 120, 180 or 240 Monthly Payments Guaranteed. Monthly annuity payments are paid during the joint lifetime of the Annuitant and the Joint Annuitant. Monthly payments are paid thereafter during the remaining lifetime of the Joint Annuitant at 100% of the original level. If, after the death of both the Annuitant and the Joint Annuitant, annuity payments have been made for less than a 60, 120, 180 or 240 month period as elected, then annuity payments will be continued thereafter to the
Beneficiary for the remainder of the guaranteed period. The Beneficiary may elect to have the present value (determined as set forth in the Contract) of the guaranteed annuity payments remaining commuted and paid in a lump sum, less the applicable commutation fee of 5% of the proceeds in Contract Years 1 and 2 reducing by 1% per year until it is 1% for Contract Year 6 and thereafter (subject to applicable state law and regulation). Variable payments will be commuted at the Assumed Investment Return. Fixed payments will be commuted using an indexed rate. The Company will require the return of the Contract and proof of death prior to the payment of any commuted values.


Option 5 - Refund Life Annuity. Monthly annuity payments are paid during the life of the Annuitant ceasing with the last annuity payment due prior to the Annuitant's death with a guarantee that at the Annuitant's death, the Beneficiary will receive a single cash payment (refund) equal to the sum of (a) and (b) (if positive), where (a) is the dollar value of the number of Annuity Units equal to the total Annuity Units purchased in the Variable Account on the Effective Date, minus the total number of Annuity Units which have been transferred to the Fixed Payment Annuity or paid as annuity payments; and (b) is the dollar value of the portion of the Net Purchase Payment allocated to the Fixed Payment Annuity, plus the amounts transferred from the Variable Account to the Fixed Payment Annuity, minus the sum of the annuity payments made from the Fixed Payment Annuity. This calculation assumes that the allocation of Annuity Units actually in force at the time of the Annuitant's death had been the allocation of Annuity Units at issue and at all times thereafter.


Option 6 - Specified Period Certain Annuity. Monthly annuity payments are paid for a specified period of time. The Specified Period Certain is elected by the Contract Owner and must be specified as a whole number of years from 5 to 30. If at the time of the death of the last Annuitant and any Joint Annuitant, the annuity payments actually made have been for less than the Specified Period Certain, then annuity payments will be continued thereafter to the Beneficiary for the remainder of the Specified Period Certain. OPTION 6 MAY NOT BE AVAILABLE IN ALL STATES. Option 6 is only available when the entire annuity payment is allocated to the Variable Account.

After the first Contract Anniversary, an Option 6 payout can be exchanged for a life contingent payout (Options 1-5) if the Total Withdrawal Value is at least $25,000 and in the case of a Non-Qualified Contract the Contract Owner has attained age 591/2 and in the case of a Qualified Contract the exchange is made after the later of the Contract Owner attaining age 591/2 or 5 years from the date of the first annuity payment, and prior to the year in which the Contract Owner reaches age 701/2. The annuity purchase rates used will be those that were in effect as of the original Effective Date of the Option 6 Contract. A new Contract will be exchanged for the existing Contract which must be returned to the Company. The Contract Owner/Annuitant and Joint Annuitant, if any, must be the same under both Contracts.

CONTRACT WITHDRAWALS (LIQUIDATIONS)

Annuity Options 2 and 4


If the Contract Owner has selected Annuity Option 2 or 4 and has a portion of the annuity payments coming from the Variable Account, partial withdrawals from the Contract may be made after the first Contract Year as follows. During the lifetime of the Annuitant(s) and while the number of annuity payments made is less than the guaranteed number of payments elected, the Contract Owner may once each Contract Year request a withdrawal representing a partial liquidation of the Total Withdrawal Value. The Total Withdrawal Value is equal to the present value of the remaining guaranteed annuity payments from the Variable Account, to the end of the period certain, commuted at the Assumed Investment Return less a commutation fee of 5% of the amount withdrawn in Contract Years 1 and 2 and reducing by 1% per year until it is 1% for Contract Year 6 and thereafter. The commutation fee is a charge collected by the Company equal to a percentage of the Total Withdrawal Value liquidated. Partial liquidations will be processed on the next Annuity Calculation Date following the Contract Owner's written request. After a partial liquidation, the subsequent monthly annuity payment during the guaranteed period certain originating from the Variable Account will be reduced by the percentage of the variable portion of the Total Withdrawal Value liquidated, including the commutation fee. After the guaranteed number of payments has been paid, the number of Annuity Units used in calculating the monthly payments will be restored to their original value as if no liquidations had taken place. The total amount allowed to be liquidated as a cumulative percentage of the Total Withdrawal Value is guaranteed to be not less than 25%. Currently, you may liquidate up to 75% of the Total Withdrawal Value, which amount may be changed by the Company. The minimum allowable partial liquidation is the lesser of $2,500 or the remaining portion of the Total Withdrawal Value available to be liquidated. PARTIAL WITHDRAWALS MAY NOT BE AVAILABLE IN ALL STATES.


Annuity Option 6


If the Contract Owner has selected Annuity Option 6, withdrawals from the Contract may be made as follows. Currently, Contract Owners are permitted one withdrawal per Contract Year up to the Total Withdrawal Value in the Contract. For Contracts issued on or after May 1, 1998, the Total Withdrawal Value is equal to the present value of the remaining annuity payments, to the end of the Specified Period Certain, commuted at the Assumed Investment Return, less a commutation fee of 5% of the amount withdrawn in Contract Years 1 and 2 and reducing by 1% per year until it is 1% for Contract Year 6 and thereafter. For Contracts issued prior to May 1, 1998, the Total Withdrawal Value is equal to the present value of the remaining annuity payments, to the end of the Specified Period Certain, commuted at the Assumed Investment Return, less a commutation fee of 1% of the amount withdrawn in the first Contract Year. The Company reserves the right to restrict the amount of a partial withdrawal to a minimum of $2,500. The Company may require a complete withdrawal if the remaining Total Withdrawal Value after a requested partial withdrawal would be less than $35,000. Partial withdrawals will be processed on the next Annuity Calculation Date following the Contract Owner's written request. The Company will require the return of the Contract prior to the payment of the entire commuted value.


See "Tax Status - Tax Treatment of Distributions - Non-Qualified Contracts" and "Tax Status - Tax Treatment of Distributions - IRA Contracts" for a discussion of the tax treatment of withdrawals from the Contracts.

DETERMINATION OF VARIABLE ANNUITY PAYMENTS

On the Annuity Calculation Date, a fixed number of Annuity Units will be purchased, determined as follows:


The first annuity payment is equal to the Contract Value allocated to the Variable Account divided first by $1,000 and then multiplied by the appropriate annuity payment amount for each $1,000 of value for the Annuity Option selected. In each Contract Sub-Account, the fixed number of Annuity Units is determined by dividing the amount of the initial annuity payment determined for each Contract Sub-Account by the Annuity Unit value on the Annuity Calculation Date. Thereafter, the number of Annuity Units in each Contract Sub-Account remains unchanged unless the Contract Owner elects to transfer between Contract Sub-Accounts. All calculations will appropriately reflect the annuity payment frequency selected.

On each subsequent annuity payment date, the total annuity payment is the sum of the annuity payments determined for each Contract Sub-Account. The annuity payment in each Contract Sub-Account is determined by multiplying the number of Annuity Units then allocated to such Contract Sub-Account by the Annuity Unit value for that Contract Sub-Account.

For each Contract Sub-Account, the value of an Annuity Unit was initially established at $1.00. On each subsequent Valuation Date the value of an Annuity Unit is determined in the following way:


FIRST: The Net Investment Factor is determined by dividing (a) by (b) and adding
(c) to the result, where:


  a. is the net increase or decrease in the Net Asset Value per share of the Portfolio (or other Eligible Investment) plus the per share amount of any dividend or capital gain distribution paid by the Portfolio (or Eligible Investment) during the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Contract Sub-Account as of the end of the current Valuation Period which the Company determines to have resulted from maintenance of the Contract Sub-Account; and

  b. is the Net Asset Value per share of the Portfolio (or other Eligible Investment) at the beginning of the Valuation Period, plus or minus a per share charge or credit for any taxes incurred by or reserved for in the Contract Sub-Account as of the end of the immediately preceding Valuation Period which the Company determines to have resulted from maintenance of the Contract Sub-Account; and

  c. is the net result of 1.000 less the Valuation Period deduction for the charges to the Contract Sub-Account.


The Net Investment Factor may be more or less than one.

SECOND: The value of an Annuity Unit for a Valuation Date is equal to:

  a. the value of the Annuity Unit on the immediately preceding Valuation Date;

  b. multiplied by the Net Investment Factor for the Valuation Period ending on the current Valuation Date;

  c. divided by the Assumed Net Investment Factor (see below) for the Valuation Period.

The Assumed Net Investment Factor is equal to one plus the Assumed Investment Return which is used in determining the basis for the purchase of an Annuity, adjusted to reflect the particular Valuation Period. For example, with a 5% Assumed Investment Return, the Assumed Net Investment Factor for a one-year Valuation Period would be 1.05. For a one-day Valuation Period, the Assumed Net Investment Factor would be 1.00013368062.

The Assumed Investment Return is the investment return upon which annuity payments are based. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.


A Contract Owner may choose either a 7%, 5% or a 3% Assumed Investment Return. If the Contract Owner does not choose one, the 5% Assumed Investment Return automatically applies. Choosing a higher Assumed Investment Return will result in a higher initial amount of income, but income will increase more slowly during periods of good investment performance of the Trust and decrease more rapidly during periods of poor investment performance. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY).


The variable  annuity  benefits  provided for under the Contract are based upon:
(a) the 1983(a) Blended Unisex Mortality Table with 50% female content, projected to the year 2000 with Projection Scale G; (b) the Assumed Investment Return, and (c) any applicable taxes.

DETERMINATION OF FIXED ANNUITY PAYMENTS


On the Annuity Calculation Date, a stream of annuity payments is purchased. The amount of the fixed annuity payment will be the value in the Contract allocated to the Fixed Payment Annuity, divided by $1,000, then multiplied by the appropriate factor for the Annuity Option selected.



THE CONTRACTS
--------------------------------------------------------------------------------

OWNERSHIP

The Annuitant is the Contract Owner. The Contract Owner exercises all the rights of the Contract, subject to the rights of (1) any assignee under an assignment filed with the Company's VIP Service Center, and (2) any irrevocably named Beneficiary.

Upon the death of the Contract Owner, the Joint Annuitant, if not already a Joint Owner, will become the Contract Owner. On or after the Income Date, if there is no Joint Annuitant or upon the death of the Joint Annuitant, the Beneficiary(ies) become the Owner(s) of their respective shares.

IF THE CONTRACT OWNER DIES BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, THE CONTRACT WILL BE TREATED AS IF IT HAD NEVER BEEN ISSUED AND THE COMPANY WILL RETURN THE SINGLE PURCHASE PAYMENT TO THE CONTRACT OWNER'S ESTATE.

ASSIGNMENT

The Contract Owner may assign the Contract. A copy of any assignment must be filed with the Company's VIP Service Center. The Company is not responsible for the validity of any assignment. If the Contract is assigned, the Contract Owner's rights and those of any revocably-named person will be subject to the assignment. An assignment will not affect any payments the Company may make or actions it may take before such assignment has been recorded at its VIP Service Center.

If the Contract is issued pursuant to a qualified plan, it may not be assigned, pledged or otherwise transferred except as may be allowed under applicable law.

BENEFICIARY

One or more Beneficiaries and/or Contingent Beneficiaries are named by the Contract Owner and are entitled to receive any death benefits to be paid.

CHANGE OF BENEFICIARY

The Contract Owner may change a Beneficiary or Contingent Beneficiary by filing a written request with the Company at its VIP Service Center unless an irrevocable Beneficiary designation was previously filed. After the change is recorded, it will take effect as of the date the request was signed. If the request reaches the VIP Service Center after the Contract Owner dies but before any payment to a Beneficiary is made, the change will be valid. The Company will not be liable for any payment made or action taken before it records the change.

DEATH OF BENEFICIARY

Unless the Contract Owner provided otherwise, any amount payable after his/her death and that of any Joint Annuitant will be payable:

  (1)   in equal shares to such Beneficiaries as are then living;

  (2) if no Beneficiary is then living, payment will be made in equal shares to such Contingent Beneficiaries as are then living;

  (3) if no Beneficiary or Contingent Beneficiary is then living, payment will be made to the Contract Owner's estate.

ANNUITANT

The Annuitant is the primary person upon whose continuation of life any annuity payment involving life contingencies depends. The Contract Owner is the Annuitant. A Joint Annuitant is a person other than the Annuitant on whose life annuity payments may also be based. The Annuitant, and any Joint Annuitant, must be a natural person.


PROCEEDS PAYABLE AT DEATH
--------------------------------------------------------------------------------

IF THE CONTRACT OWNER DIES BEFORE THE INCOME DATE AND THERE IS NO JOINT ANNUITANT, THE CONTRACT WILL BE TREATED AS IF IT HAD NEVER BEEN ISSUED AND THE COMPANY WILL RETURN THE SINGLE PURCHASE PAYMENT TO THE CONTRACT OWNER'S ESTATE.

If the Contract Owner has chosen either Option 3, Option 4 or Option 6 with a Joint Annuitant and either the Contract Owner or the Joint Annuitant dies before the Income Date, the Annuity Option will be changed to Option 2 with 120 monthly payments guaranteed. If the life expectancy of the survivor is less than 120 months, the period of guaranteed payments will be 60 months.


If the Contract Owner or Joint Annuitant die on or after the Income Date, the death benefit, if any, will be payable under the selected Annuity Option. The Company will require proof of death. Payment of the death benefit may be delayed due to consent from the Department of Taxation when applicable.



PURCHASE PAYMENTS AND CONTRACT VALUE
--------------------------------------------------------------------------------

SINGLE PURCHASE PAYMENT


The Single Purchase Payment is paid to the Company at its VIP Service Center. The minimum purchase payment the Company will accept is $35,000. Contract Owners can acquire more than one Contract and the Single Purchase Payment for each need not be $35,000 if the average purchase payment for each Contract is $35,000 or more. Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers.


NET PURCHASE PAYMENT

The Net Purchase Payment is equal to the Single Purchase Payment less any taxes levied on the purchase payment.

ALLOCATION OF NET PURCHASE PAYMENT


The Net Purchase Payment is allocated to one or more of the Contract Sub-Accounts of the Variable Account on the Effective Date. Any portion of the Net Purchase Payment selected to be allocated to the Fixed Payment Annuity will temporarily be allocated to the Money Market Sub-Account on the Effective Date and will be allocated to the Fixed Payment Annuity on the Annuity Calculation Date. The requested allocation to each Contract Sub-Account and the Fixed Payment Annuity is made in percentages of the Net Purchase Payment. Whole percentages must be used and each must be at least 10%. The Company has the right to allocate the Net Purchase Payment to the Money Market Sub-Account until the expiration of the Free-Look Period. Thereafter, the allocations will be made to one or more of the Contract Sub-Accounts as selected by the Contract Owner. The Company reserves the right to limit the number of Contract Sub-Accounts that a Contract Owner may invest in at any one time (except in Texas). Currently, the Contract Owner may initially select up to nine Contract Sub-Accounts, and may only be invested in a maximum of ten Contract Sub-Accounts at any one time throughout the life of the Contract.


When all forms required to issue the Contract are received and in good order, the Company will apply the Net Purchase Payment to the Variable Account and credit the Contract with VIP Units within two business days of receipt.

In addition to the underwriting requirements of the Company, good order means that the Company has received federal funds (monies credited to a bank's account with its regional Federal Reserve Bank). The Company requires proof, satisfactory to it, of the Age of the Annuitant and any Joint Annuitant. The Company will not issue a Contract if either the Annuitant or the Joint Annuitant are over Age 90. If the required forms for the Contract are not in good order, the Company will attempt to get them in good order or the Company will return the form(s) and the purchase payment within five business days. The Company will not retain the Net Purchase Payment for more than five business days while processing incomplete forms unless it has been so authorized by the purchaser.

CONTRACT VALUE


The Net Purchase Payment is allocated among the various Contract Sub-Accounts within the Variable Account. For each Contract Sub-Account, the Net Purchase Payment is converted into VIP Units. The Contract Value on or before the Annuity Calculation Date is the sum of the values for the Contract within each Contract Sub-Account. The value within each Contract Sub-Account is determined by multiplying the number of VIP Units attributable to the Contract in the Contract Sub-Account by the VIP Unit value for the Contract Sub-Account. On the Annuity Calculation Date, the Contract Value is converted to annuity payments.


VIP UNIT


When the Net Purchase Payment is allocated to the Variable Account, the amount allocated to each Contract Sub-Account is converted to VIP Units. The number of VIP Units credited to each Contract Sub-Account is determined by dividing the portion of the Net Purchase Payment that is allocated to the Contract Sub-Account by the value of the VIP Unit for the Contract Sub-Account as of the Effective Date. The VIP Unit value for each Contract Sub-Account was arbitrarily set initially. The VIP Unit value for any later Valuation Period on or before the Annuity Calculation Date is determined by subtracting (b) from (a) and dividing the result by (c) where:


  a.   is the net result of


       1) the assets of the Contract Sub-Account attributable to VIP Units i.e., the aggregate value of the underlying Eligible Investments held at the end of such Valuation Period); plus or minus

       2)  the   cumulative  charge  or  credit  for  taxes  reserved  which  is determined by the Company to have resulted from the operation of the Contract Sub-Account;


  b. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge (See "Charges and Deductions"); and

  c.   is the  number  of  VIP  Units  outstanding  at the end of such Valuation
Period.

The VIP Unit value may increase or decrease from Valuation Period to Valuation Period.

TRANSFERS


The Contract Owner may transfer all or part of the Contract Owner's interest in a Contract Sub-Account to another Contract Sub-Account without the imposition of any fee or charge. No transfers may take place from the Fixed Payment Annuity to the Variable Account.

Neither the Variable Account nor the Trust is designed for professional market timing organizations, other entities, or persons using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a Portfolio and may be refused. Accounts under common ownership or control may be aggregated for purposes of transfer limits. In coordination with the Trust, the Company reserves the right to restrict the transfer privilege or reject any specific purchase payment allocation request for any person, if, in the Portfolio manager's judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.


All transfers are subject to the following:


  a. no partial transfer will be made if it would result in any selected Contract Sub-Account or the Fixed Payment Annuity providing less than 10% of the benefits under the Contract.


  b. transfers will be effected during the Valuation Period next following receipt by the Company of a written transfer request (or by telephone, if authorized) containing all required information. No transfers may occur until the end of the Free-Look Period. (See "Highlights.")


  c.  any  transfer   direction   must   clearly  specify   the  new  allocation
percentage(s) and the Contract Sub-Accounts and/or the Fixed Payment Annuity which are to be re-allocated.

  d. at least one allocation to the Fixed Payment Annuity is permitted. Both the initial allocation to the Fixed Payment Annuity and each transfer to the Fixed Payment Annuity will be treated as an allocation.

  e. the Company reserves the right to limit the number of transfers among Contract Sub-Accounts to not fewer than 6 transfers per calendar year. The Company also reserves the right at any time and without prior notice to any party to modify the transfer provisions described above, subject to applicable state law and regulation.


A Contract Owner may elect to make transfers by telephone. To elect this option the Contract Owner must do so in writing to the Company. If there are Joint Owners, unless the Company is informed to the contrary, instructions will be accepted from either one of the Joint Owners. The Company will use reasonable procedures to confirm that instructions communicated by telephone are genuine. If it does not, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The Company tape records all telephone instructions.


DISTRIBUTOR
--------------------------------------------------------------------------------


NALAC  Financial  Plans,  LLC  ("NFP"),   1750  Hennepin  Avenue,   Minneapolis,
Minnesota,   55403,  acts  as  the  distributor  of  the  Contracts.  NFP  is  a wholly-owned subsidiary of the Company. The Contracts are offered on a continuous basis. NFP has subcontracted with Franklin Advisers, Inc.
("Advisers") for it and/or certain of its affiliates to provide certain marketing support services and NFP compensates these entities for their services.


Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions at the time of purchase up to 4% of the Single Purchase Payment. Broker-dealers are also paid a trail commission of up to 40 basis points on the net single premium reserve for the Contract. The Company, by agreement with the broker-dealer, pays commissions as a combination of a certain percentage amount at the time of sale and a trail commission (which when combined could exceed 4% of the Single Purchase Payment). In addition, under certain circumstances, the Company and/or Advisers or certain of its affiliates, under a marketing support agreement with NFP, may pay certain sellers for other services not directly related to the sale of the Contracts such as special marketing support allowances.

DELAY OF PAYMENTS

The Company reserves the right to suspend or postpone payments for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2. trading on the New York Stock Exchange is restricted;

3. an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets; or

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

The applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in 2 and 3 exist.


The Company reserves the right to postpone withdrawals from the Fixed Payment Annuity for a period of up to six months.



ADMINISTRATION OF THE CONTRACTS
--------------------------------------------------------------------------------


While the Company has primary responsibility for all administration of the Contracts, it has retained the services of Templeton Funds Annuity Company ("TFAC" or "VIP Service Center") (in California d.b.a. Templeton Funds Life & Annuity Insurance Company) pursuant to an Administration Agreement. Such administrative services include issuance of the Contracts and maintenance of Contract Owners' records. The Company pays all fees and charges of TFAC. TFAC is an indirect wholly-owned subsidiary of Franklin Resources, Inc. which is also the ultimate parent of all managers to the Trust. TFAC has also entered into a reinsurance agreement with the Company with respect to certain risks under the Contracts.



PERFORMANCE DATA
--------------------------------------------------------------------------------

MONEY MARKET SUB-ACCOUNT

From time to time, the Company or NFP may advertise the "yield" and "effective yield" of the Money Market Sub-Account. Both yield figures will be based on historical earnings and are not intended to indicate future performance. The "yield" of the Money Market Sub-Account refers to the income generated by Contract Values in the Money Market Sub-Account over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the Contract Values in the Money Market Sub-Account. The "effective yield" is calculated similarly but, when annualized, the income earned by Contract Values in the Money Market Sub-Account is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. The computation of the yield calculation includes a deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge.


OTHER CONTRACT SUB-ACCOUNTS

From time to time, the Company or NFP may publish the current yields and total returns of the other Contract Sub-Accounts in sales literature, advertisements and communications to Contract Owners. The current yield for each Contract Sub-Account will be calculated by dividing the annualization of the interest income earned by the underlying Portfolio during a recent 30-day period by the maximum VIP Unit value at the end of such period. Total return information will include the Contract Sub-Account's average annual total return over the most recent four calendar quarters, and, for Contract Sub-Accounts in existence for five years or more, for five years or since the Contract Sub-Account's inception. The average annual total return is based upon the value of the VIP Units acquired through a hypothetical $1,000 investment of the VIP Unit value at the beginning of the specified period and the value of the VIP Unit at the end of such period, assuming reinvestment of all distributions and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge. Each Contract Sub-Account may also advertise cumulative and total return information over different periods of time. The performance of the Contract Sub-Accounts reflects results achieved prior to the date the Contracts first invested in the Contract Sub-Accounts.

The Company or NFP may, in addition, advertise or present yield or total return performance information computed on a different basis, or for the Portfolios. Contract Owners should note that the investment results will fluctuate over time, and any presentation of current yield or total return for any prior period should not be considered as a representation of what an investment may earn or what a Contract Owner's yield or total return may be in any future period.


Hypothetical performance illustrations for a hypothetical contract may be prepared for sales literature or advertisements. See "Calculation of Performance Data" in the Statement of Additional Information.

PERFORMANCE RANKING


The performance based on each or all of the Contract Sub-Accounts of the Variable Account may be compared in its advertising and sales literature to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or series of mutual funds with investment objectives similar to each of the Contract Sub-Accounts of the Variable Account or indices. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research and Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's rankings include variable life issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which portfolios provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger and Morningstar.



TAX STATUS
--------------------------------------------------------------------------------

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected.

For annuity payments, the portion of a payment includable in income equals the excess of the payment over the exclusion amount. The exclusion amount for payments based on a variable annuity option is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (determined by Treasury Regulations). The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Payments received after the investment in the Contract has been recovered (i.e. the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an annuity payment is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Variable Account is not a separate entity from the Company, and its operations form a part of the Company.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."


The Company intends that all Portfolios of the Trust underlying the Contracts will be managed by the Managers for the Trust in such a manner as to comply with these diversification requirements.


The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Variable Account will cause the Contract Owner to be treated as the owner of the assets of the Variable Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Variable Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Variable Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

Section 72(e)(11) of the Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. The legislative history of Section 72(e)(11) indicates that it was not intended to apply to immediate annuities. However, the legislative history also states that no inference is intended as to whether the Treasury Department, under its authority to prescribe rules to enforce the tax laws, may treat the combination purchase of a deferred annuity contract with an immediate annuity contract as a single contract for purposes of determining the tax consequences of any distribution.

TAX TREATMENT OF DISTRIBUTIONS -
NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 591/2; (b) after the death of the Contract Owner;
(c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer and his Beneficiary; (e) as an annuity payment under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Distributions -IRA Contracts.")

The availability of total or partial withdrawals from an immediate annuity is not expressly provided for in the Code or Treasury Regulations. The only tax guidance currently available for such issue is a Private Letter Ruling holding that the right to make withdrawals does not prevent a contract from qualifying as an immediate annuity. However, the Private Letter Ruling does not address the issue of whether the making of a withdrawal would adversely affect the favorable tax treatment of annuity payments made before or after such partial withdrawal because of the requirement that all immediate annuity payments must be "substantially equal". The loss of favorable tax treatment would mean that the income portion of each annuity payment received prior to the taxpayer's attaining age 591/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applies. While the Company currently believes that such withdrawals will not adversely affect the favorable tax treatment of annuity payments received before or after a withdrawal and the Company intends to perform its tax reporting functions accordingly, there can be no assurance that the Internal Revenue Service will not take a contrary position. Contract Owners should obtain competent tax advice prior to making a partial or total withdrawal.

QUALIFIED PLANS

The Contracts offered by this Prospectus may also be used with a plan qualified under Section 408(b) of the Code ("IRA Contracts"). Contract Owners, Annuitants and Beneficiaries are cautioned that benefits under an IRA Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. The following discussion of IRA Contracts is not exhaustive and is for general informational purposes only. The tax rules regarding IRA Contracts are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing IRA Contracts.

IRA Contracts include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, IRA Contracts are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to distributions from IRA Contracts. (See "Tax Treatment of Distributions - IRA Contracts".)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. IRA Contracts will utilize annuity tables which do not differentiate on the basis of sex because of the use of the IRA Contracts in a Simplified Employee Pension. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Under applicable limitations, certain amounts may be contributed to an IRA Contract which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Distributions - IRA Contracts".) Under certain conditions, distributions from other IRAs and other qualified plans may be rolled over or transferred on a tax-deferred basis into an IRA Contract. Sales of Contracts for use as IRA Contracts are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

TAX TREATMENT OF DISTRIBUTIONS - IRA CONTRACTS

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract.


Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including IRA Contracts. To the extent amounts are not includible in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Annuitant reaches age 591/2; (b) distributions following the death or disability of the Annuitant (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and his or her designated Beneficiary; (d) distributions made to the Annuitant to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Annuitant for amounts paid during the taxable year for medical care; (e) distributions from an IRA Contract for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Annuitant and his or her spouse and dependents if the Annuitant has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Annuitant has been re-employed for at least 60 days.); (f) distributions from an Individual Retirement Annuity made to the Annuitant to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Annuitant for the taxable year; and (g) distributions from an Individual Retirement Annuity made to the Annuitant which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 591/2 or 5 years from the date of the first annuity payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used. A partial withdrawal may result in the modification of the series of annuity payments made after such withdrawal and therefore could result in the imposition of the 10% penalty tax and interest for the period as described above. Competent tax advice should be obtained prior to making any withdrawals from an IRA Contract. Any amounts distributed will only be paid to the Annuitant, Joint Annuitant or Beneficiary. The Company will not transfer or pay such amounts to another IRA or tax qualified plan.


Generally, distributions from an IRA Contract must commence no later than April 1 of the calendar year, following the year in which the employee attains age 701/2. Generally, required distributions must be over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign their Contracts.

INCOME TAX WITHHOLDING

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.


FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


Audited consolidated financial statements of the Company and audited financial statements of the Variable Account as of and for the year ended December 31, 1997 are included in the Statement of Additional Information.



LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no legal proceedings to which the Variable Account or the Distributor is a party or to which the assets of the Variable Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Variable Account.


APPENDIX
--------------------------------------------------------------------------------

ILLUSTRATION OF VALUES

The following tables have been prepared to show how investment performance affects variable annuity income over time. The variable annuity income amounts reflect three different assumptions for a constant investment return before all expenses: 0%, 6% and 12%. These are hypothetical rates of return and, of course, the Company does not guarantee that the Contract will earn these returns for any one year or any sustained period of time. The tables are for illustrative purposes only and do not represent past or future investment returns.

The variable annuity income may be more or less than the income shown if the actual returns of the Eligible Investments are different than those illustrated. Since it is very likely that investment returns will fluctuate over time, the amount of variable annuity income will also fluctuate. The total amount of annuity income ultimately received will depend on cumulative investment returns and how long the Annuitant lives and the option chosen.

Another factor which determines the amount of variable annuity income is the Assumed Investment Return. Income will increase from one annuity Income Date to the next if the annualized Net Rate of Return during that time is greater than the Assumed Investment Return, and will decrease if the annualized Net Rate of Return is less than the Assumed Investment Return.


Three illustrations follow. The first is based on a 3% Assumed Investment Return, the second is based on a 5% Assumed Investment Return, and the third is based on a 7% Assumed Investment Return. THE 7% ASSUMED INVESTMENT RETURN IS NOT AVAILABLE IN ALL STATES UNTIL APPROVED BY THE STATE INSURANCE DEPARTMENTS. (CHECK WITH YOUR AGENT REGARDING AVAILABILITY).

The income amounts shown reflect the deduction of all fees and expenses. Actual Trust fees and expenses will vary from year to year and from Portfolio to Portfolio and may thus be higher or lower than the assumed rate. The illustrations assume that each Portfolio of the Trust will incur expenses at an annual rate of 0.77% of the average daily net assets of the Portfolio. This is the average in 1997, weighted by Portfolio net assets as of 12/31/97. The Mortality and Expense Risk Charge and Administrative Expense Charge are calculated, in the aggregate, at an annual rate of 1.40% of the average daily net assets of the Variable Account. After taking these expenses and charges into consideration, the illustrated gross investment returns of 0%, 6% and 12% are approximately equal to net rates of -2.15%, 3.72% and 9.60%, respectively.

                                           VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                       John Doe                                         ANNUITY PURCHASE AMOUNT:     $100,000
DATE OF BIRTH:                   1/1/29                                           EFFECTIVE DATE:              12/1/98
ANNUITY INCOME OPTION:           Single Life Annuity                              FIRST ANNUITY INCOME DATE:   1/1/99
PREMIUM TAX:                     0%                                               FREQUENCY OF ANNUITY INCOME: Monthly
                                                                                  ASSUMED INVESTMENT RETURN:   3%


The amount of monthly  variable  annuity  income shown in the table below and the graph that follows  assumes a constant annual investment  return. The amount of variable annuity income that is actually received will depend on the investment performance of the underlying Portfolio(s) selected. The variable annuity income can go up or down and no minimum dollar amount of variable annuity income is guaranteed.  The amounts shown are based on a 3% Assumed Investment Return.  Income will remain constant at $625 per month when the annualized net rate of return after expenses is 3%.

                                                MONTHLY ANNUITY PAYMENTS

                                       Annual rate of return before expenses:               0%          6%          12%
Annuity Income Date           Age      Annual rate of return after expenses:            -2.15%       3.72%        9.60%
--------------------         ----      -------------------------------------           -------      ------      -------
January 1, 1999               70                                                          $622        $625         $628
January 1, 2000               71                                                           591         629          668
January 1, 2001               72                                                           561         634          711
January 1, 2002               73                                                           533         638          757
January 1, 2003               74                                                           507         643          805
January 1, 2008               79                                                           392         666        1,098
January 1, 2013               84                                                           303         689        1,498
January 1, 2018               89                                                           235         714        2,043
January 1, 2023               94                                                           182         740        2,786


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

The following table summarizes Annuity Income with an Assumed Investment Return of 3%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.15%               3.72%               9.60%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------

    1               $ 622               $ 625               $ 628
    2                 591                 629                 668
    3                 561                 634                 711
    4                 533                 638                 757
    5                 507                 643                 805
    6                 481                 647                 857
    7                 457                 652                 912
    8                 434                 656                 970
    9                 413                 661               1,032
   10                 392                 666               1,098
   11                 372                 670               1,168
   12                 354                 675               1,243
   13                 336                 680               1,323
   14                 319                 685               1,408
   15                 303                 689               1,498
   16                 288                 694               1,594
   17                 274                 699               1,696
   18                 260                 704               1,804
   19                 247                 709               1,920
   20                 235                 714               2,043
   21                 223                 719               2,174
   22                 212                 724               2,313
   23                 201                 729               2,461
   24                 191                 734               2,619
   25                 182                 740               2,786

                                           VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                       John Doe                                         ANNUITY PURCHASE AMOUNT:     $100,000
DATE OF BIRTH:                   1/1/29                                           EFFECTIVE DATE:              12/1/98
ANNUITY INCOME OPTION:           Single Life Annuity                              FIRST ANNUITY INCOME DATE:   1/1/99
PREMIUM TAX:                     0%                                               FREQUENCY OF ANNUITY INCOME: Monthly
                                                                                  ASSUMED INVESTMENT RETURN:   5%


The amount of monthly  variable  annuity  income shown in the table below and the graph that follows  assumes a constant annual investment  return. The amount of variable annuity income that is actually received will depend on the investment performance of the underlying Portfolio(s) selected. The variable annuity income can go up or down and no minimum dollar amount of variable annuity income is guaranteed.  The amounts shown are based on a 5% Assumed Investment Return.  Income will remain constant at $742 per month when the annual rate of return after expenses is 5%.

                                                MONTHLY ANNUITY PAYMENTS

                                       Annual rate of return before expenses:               0%          6%          12%
Annuity Income Date           Age      Annual rate of return after expenses:            -2.15%       3.72%        9.60%
--------------------         ----      -------------------------------------           -------      ------      -------
January 1, 1999               70                                                          $738        $741         $745
January 1, 2000               71                                                           687         732          778
January 1, 2001               72                                                           641         723          812
January 1, 2002               73                                                           597         715          847
January 1, 2003               74                                                           556         706          884
January 1, 2008               79                                                           391         664        1,096
January 1, 2013               84                                                           275         625        1,357
January 1, 2018               89                                                           193         588        1,682
January 1, 2023               94                                                           136         553        2,083


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

The following table summarizes Annuity Income with an Assumed Investment Return of 5%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.15%               3.72%               9.60%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------
    1               $ 738               $ 741               $ 745
    2                 687                 732                 778
    3                 641                 723                 812
    4                 597                 715                 847
    5                 556                 706                 884
    6                 519                 697                 923
    7                 483                 689                 963
    8                 450                 681               1,006
    9                 420                 672               1,050
   10                 391                 664               1,096
   11                 365                 656               1,144
   12                 340                 648               1,194
   13                 317                 640               1,246
   14                 295                 632               1,300
   15                 275                 625               1,357
   16                 256                 617               1,417
   17                 239                 610               1,479
   18                 223                 602               1,543
   19                 207                 595               1,611
   20                 193                 588               1,682
   21                 180                 581               1,755
   22                 168                 574               1,832
   23                 156                 567               1,912
   24                 146                 560               1,996
   25                 136                 553               2,083

                                           VALUEMARK INCOME PLUS ILLUSTRATION

ANNUITANT:                       John Doe                                         ANNUITY PURCHASE AMOUNT:     $100,000
DATE OF BIRTH:                   1/1/29                                           EFFECTIVE DATE:              12/1/98
ANNUITY INCOME OPTION:           Single Life Annuity                              FIRST ANNUITY INCOME DATE:   1/1/99
PREMIUM TAX:                     0%                                               FREQUENCY OF ANNUITY INCOME: Monthly
                                                                                  ASSUMED INVESTMENT RETURN:   7%


The amount of monthly  variable  annuity  income shown in the table below and the graph that follows  assumes a constant annual investment  return. The amount of variable annuity income that is actually received will depend on the investment performance of the underlying Portfolio(s) selected. The variable annuity income can go up or down and no minimum dollar amount of variable annuity income is guaranteed.  The amounts shown are based on a 7% Assumed Investment Return.  Income will remain constant at $861 per month when the annual rate of return after expenses is 7%.

                                                MONTHLY ANNUITY PAYMENTS

                                       Annual rate of return before expenses:               0%          6%          12%
Annuity Income Date           Age      Annual rate of return after expenses:            -2.15%       3.72%        9.60%
--------------------         ----      -------------------------------------           -------      ------      -------
January 1, 1999               70                                                          $859        $864         $868
January 1, 2000               71                                                           786         837          889
January 1, 2001               72                                                           719         812          911
January 1, 2002               73                                                           657         787          933
January 1, 2003               74                                                           601         763          955
January 1, 2008               79                                                           385         653        1,077
January 1, 2013               84                                                           246         559        1,214
January 1, 2018               89                                                           157         478        1,369
January 1, 2023               94                                                           101         410        1,543


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED TO REPRESENT PAST OR FUTURE INVESTMENT PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS.

The following table summarizes Annuity Income with an Assumed Investment Return of 7%. This table is presented graphically in the printed prospectus.

                           Monthly Payment Amount
         ------------------------------------------------------------
               -2.15%               3.72%               9.60%
             Annual Rate         Annual Rate         Annual Rate
              of Return           of Return           of Return
  Year     After Expenses      After Expenses      After Expenses
---------------------------------------------------------------------
    1               $ 859               $ 864               $ 868
    2                 786                 837                 889
    3                 719                 812                 911
    4                 657                 787                 933
    5                 601                 763                 955
    6                 550                 739                 979
    7                 503                 717               1,002
    8                 460                 695               1,027
    9                 420                 674               1,052
   10                 385                 653               1,077
   11                 352                 633               1,103
   12                 322                 614               1,130
   13                 294                 595               1,157
   14                 269                 577               1,185
   15                 246                 559               1,214
   16                 225                 542               1,244
   17                 206                 525               1,274
   18                 188                 509               1,305
   19                 172                 494               1,336
   20                 157                 478               1,369
   21                 144                 464               1,402
   22                 132                 450               1,436
   23                 120                 436               1,471
   24                 110                 423               1,507
   25                 101                 410               1,543


TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL INFORMATION
---------------------------------------------------------
ITEM                                                 PAGE
Company...........................................
Experts ..........................................
Legal Opinions ...................................
Distributor.......................................
Calculation of Performance Data ..................
 Total Return ....................................
 Yield ...........................................
 Performance Ranking .............................
 Performance Information .........................
 Annuity Income ..................................
Annuity Provisions ...............................
 Variable Annuity Payout .........................
 Fixed Annuity Payout ............................
Financial Statements .............................

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                              INDIVIDUAL IMMEDIATE
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                   MAY 1, 1998


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL IMMEDIATE VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.


THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED MAY 1, 1998, AND AS MAY BE AMENDED FROM TIME TO TIME.


TABLE OF CONTENTS
CONTENTS                                           PAGE
Company .........................................
Experts .........................................
Legal Opinions ..................................
Distributor .....................................
Calculation of Performance Data .................
 Total Return ...................................
 Yield ..........................................
 Performance Ranking ............................
 Performance Information ........................
 Annuity Income .................................
Annuity Provisions ..............................
 Variable Annuity Payout ........................
 Fixed Annuity Payout ...........................
Financial Statements ............................

                                                                   VIP SAI 05/98

COMPANY
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. On April 1, 1993, the Company changed its name from North American Life and Casualty Company to its present name. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.


EXPERTS
--------------------------------------------------------------------------------


The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31, 1997, included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.



LEGAL OPINIONS
--------------------------------------------------------------------------------

Legal matters in connection with the Contracts described herein are being passed
upon  by  the  law  firm  of  Blazzard,  Grodd  &  Hasenauer,   P.C.,  Westport,
Connecticut.


DISTRIBUTOR
--------------------------------------------------------------------------------

NALAC  Financial  Plans,  LLC,  a  subsidiary  of  the  Company,   acts  as  the
distributor. The offering is on a continuous basis.


CALCULATION OF PERFORMANCE DATA
--------------------------------------------------------------------------------

Total Return


From time to time,  the  Company  may  advertise  the  performance  data for the
Contract Sub-Accounts in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of a VIP Unit based on the performance of a Contract Sub-Account over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the VIP Unit Value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge and the operating expenses of the underlying Portfolios.


The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual VIP Unit Values for an initial $1,000 purchase payment. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                  P(1+T)n = ERV
where:

P = a hypothetical initial payment of $1,000;
T = average annual total return;
n = number of years;
ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise cumulative and total return information over different periods of time. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized.


Yield


The Money Market Sub-Account. The Company may advertise yield information for the Money Market Sub-Account. The Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Contract Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Contract Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one VIP Unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such VIP Unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge and the Administrative Expense Charge.


The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7]-1.)


For the seven-day period ending on 12/31/97, the Money Market Sub-Account had a current yield of 3.88% and an effective yield of 3.95%.

Other Contract Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Contract Sub-Accounts. Each Contract Sub-Account (other than the Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.


The yield computation is determined by dividing the net investment income per VIP Unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge and Administrative Expense Charge) by the VIP Unit Value on the last day of the period and annualizing the resulting figure, according to the following formula:

                          Yield = 2 [((a-b) + 1)6 - 1]
--------------------------------------------------------------------------------
                                       cd
where:


a = net investment income earned during the period by the Portfolio attributable to shares owned by the Contract Sub-Account;

b = expenses accrued for the period (net of reimbursements);

c = the average daily number of VIP Units outstanding during the period;

d = the maximum offering price per VIP Unit on the last day of the period.


The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. The Company does not currently advertise yield information for any Contract Sub-Account (other than the Money Market Sub-Account).


Performance Ranking


Total  return   information  for  the  Contract  Sub-Accounts and the Portfolios
may be compared to relevant indices, including U.S. domestic and international bond indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).


From time to time, evaluation of performance by independent sources may also be used.

Performance  Information


Total returns reflect all aspects of a Contract Sub-Account's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Contract Sub-Account's value over the period. The performance of the Contract Sub-Accounts reflects results achieved prior to the date the Contracts first invested in the Contract Sub-Accounts.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio. Past performance does not guarantee future results.


STANDARDIZED  TOTAL RETURN


Average Annual Total Return for the periods ended December 31, 1997

                                                                          Inception   One        Five       Since
Contract Sub-Account                                                        Date      Year       Year     Inception
---------------------------------------------------------------------------------------------------------------------------
Capital Growth.........................................................   5/1/96      16.66%      NA       17.73%
Global Utilities Securities............................................  1/24/89      25.00%    10.20%     11.19%
Growth and Income......................................................  1/24/89      25.97%    14.32%     10.57%
Income Securities......................................................  1/24/89      15.46%    10.58%     10.83%
Money Market...........................................................  1/24/89       3.78%     3.05%      3.72%
Mutual Discovery Securities............................................  11/8/96      17.71%      NA       17.11%
Mutual Shares Securities...............................................  11/8/96      16.10%      NA       17.20%
Real Estate Securities.................................................  1/24/89      19.02%    16.56%     12.28%
Rising Dividends.......................................................  1/27/92      31.18%    13.10%     12.47%
Small Cap..............................................................  11/1/95      15.79%      NA       20.40%
Templeton Developing Markets Equity....................................  3/15/94      -9.99%      NA         .88%
Templeton Global Asset Allocation......................................   5/1/95      10.16%      NA       12.77%
Templeton Global Growth................................................  3/15/94      11.92%      NA       11.60%
Templeton International Equity.........................................  1/27/92      10.14%    12.93%     10.12%
Templeton International Smaller Companies..............................   5/1/96      -2.87%      NA        4.87%
Templeton Pacific Growth...............................................  1/27/92     -36.84%     -.69%      -.98%

As of December 31, 1997, the Value Securities  Sub-Account had not yet commenced operations.



NON-STANDARDIZED TOTAL RETURN


Total Return for the periods ended December 31, 1997
                                                          Annual Total Return                   Cumulative Total Return
                                                  ------------------------------------ ------------------------------------
                                      Inception    One      Three    Five      Since     Three     Five        Since
Contract Sub-Account                    Date       Year     Years    Years    Inception   Years    Years      Inception
---------------------------------------------------------------------------------------------------------------------------
Capital Growth......................    5/1/96   16.66%        NA       NA    17.73%        NA        NA      31.30%
Global Utilities Securities.........   1/24/89   25.00%    19.57%   10.20%    11.19%    70.94%    62.50%     158.18%
Growth and Income...................   1/24/89   25.97%    22.93%   14.32%    10.57%    85.78%    95.26%     145.51%
Income Securities...................   1/24/89   15.46%    15.21%   10.58%    10.83%    52.91%    65.31%     150.65%
Money Market........................   1/24/89    3.78%     3.92%    3.05%     3.72%    12.23%    16.20%      38.65%
Mutual Discovery Securities.........   11/8/96   17.71%        NA       NA    17.11%        NA        NA      19.83%
Mutual Shares Securities............   11/8/96   16.10%        NA       NA    17.20%        NA        NA      19.93%
Real Estate Securities..............   1/24/89   19.02%    21.79%   16.56%    12.28%    80.64%   115.11%     181.69%
Rising Dividends....................   1/27/92   31.18%    27.14%   13.10%    12.47%   105.50%    85.06%     100.74%
Small Cap...........................   11/1/95   15.79%        NA       NA    20.40%        NA        NA      49.52%
Templeton Developing
 Markets Equity.....................   3/15/94   -9.99%     3.03%       NA      .88%     9.37%        NA        3.4%
Templeton Global
 Asset Allocation...................    5/1/95   10.16%        NA       NA    12.77%        NA        NA      37.86%
Templeton Global Growth.............   3/15/94   11.92%    14.16%       NA    11.60%    48.77%        NA      51.76%
Templeton International Equity......   1/27/92   10.14%    13.35%   12.93%    10.12%    45.64%    83.68%      77.11%
Templeton International
 Smaller Companies..................    5/1/96   -2.87%        NA       NA     4.87%        NA        NA       8.25%
Templeton Pacific Growth............   1/27/92  -36.84%    -9.68%    -.69%     -.98%   -26.33%    -3.38%      -5.69%

As of December 31, 1997, the Value Securities Sub-Account had not yet commenced operations.


The Company may also present performance information computed on a different basis.

Contract Owners should note that investment results will fluctuate over time, and any presentation of total return for any period should not be considered as a representation of what an investment may earn or what a Contract Owner's total return may be in any future period.

Annuity  Income


Periodic annuity income amounts may be illustrated using the historical performance of the Contract Sub-Accounts, the Standard & Poor's 500 Composite Stock Price Index or other recognized investment benchmark portfolios. All illustrations will reflect the 1.25% annual Mortality and Expense Risk Charge and the 0.15% Administrative Expense Charge and actual or assumed Portfolio expenses.



ANNUITY PROVISIONS
--------------------------------------------------------------------------------

Variable Annuity Payout


A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable Contract Sub-Account(s) of the Variable Account. Annuity payments also depend upon the Age of the Annuitant and any Joint Annuitant and the Assumed Net Investment Factor utilized. On the Annuity Calculation Date, the Contract Value in each Contract Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Unisex Annuity Tables are utilized by the Company. The dollar amount of annuity payments after the first is determined as follows:


1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Annuity Calculation Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.


2. For  each   Contract  Sub-Account,  the  fixed  number of  Annuity  Units  is multiplied by the Annuity Unit value on each subsequent annuity payment date. This result is the dollar amount of the payment for each Contract Sub-Account.

3. The total dollar amount of each Variable Annuity variable payout is the sum of all Contract Sub-Account Variable Annuity payments. Fixed Annuity Payout Annuity payments from the Fixed Payment Annuity will be equal payments unless otherwise specified by the Annuity Option selected.



FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


The audited consolidated financial statements of the Company as of and for the year ended December 31, 1997 included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Variable Account as of and for the year ended December 31, 1997 are also included herein.

                                     PART C

                                OTHER INFORMATION


Item 24.   Financial Statements and Exhibits


      a.   Financial Statements

           To be filed by amendment


     b.    Exhibits

           1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account*
           2.  Not Applicable
           3.  Principal Underwriter Agreement***
           4.  Individual Immediate Variable Annuity Contract***
           4.  (i)  Individual Immediate Variable Annuity Contract
                    Endorsements***
           5.  Application for Individual Immediate Variable Annuity**
           6.  (i)  Copy of Articles of Incorporation of the Company*
               (ii) Copy of the Bylaws of the Company*
           7.  Not Applicable
           8.  Form of Fund Participation Agreement**
           9.  Opinion and Consent of Counsel#
          10.  Independent Auditors' Consent#
          11.  Not Applicable
          12.  Not Applicable
          13.  Calculation of Performance Information
          14.  Company Organizational Chart***
          27.  Not Applicable

    * Incorporated by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 which was electronically filed on November 1, 1995.
   ** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 which was electronically filed on April 24, 1996.
  *** Incorporated by reference to Registrant's Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997.
    #  To be filed by amendment



Item 25.   Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:


Name and Principal           Positions and Offices
Business Address             with Depositor
---------------------------  -----------------------------------------
Lowell C. Anderson           Chairman, President, Chief
1750 Hennepin Avenue         Executive Officer and Director
Minneapolis, MN 55403

Herbert F. Hansmeyer         Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan          Director
7505 Metro Blvd.
Minneapolis, MN 55439

Dr. Jerry E. Robertson       Director
220-13E-29/3M Center
St. Paul, MN 55144

Dr. Gerhard Rupprecht        Director
Reinsburgstrasse 17
D - 70178
Stuttgart, Germany

Edward J. Bonach             Senior Vice President, Chief Financial
1750 Hennepin Avenue         Officer and Treasurer
Minneapolis, MN 55403

Michael T. Westermeyer       Vice President-Law & Secretary
1750 Hennepin Avenue
Minneapolis, MN 55403

Robert S. James              President-Individual Marketing
1750 Hennepin Avenue
Minneapolis, MN 55403

Ronald L. Wobbeking          President-Mass Marketing Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Reverend Dennis J. Dease     Director
c/o University of St.Thomas
2115 Summit Avenue
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell            Director
c/o Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 which was electronically filed on April 29, 1997 (File No. 811-05618).


Item 27.   Number of Contract Owners


As of February 19, 1998, there were 229 qualified Contract Owners and 139 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.   Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. NALAC Financial Plans, LLC is the principal underwriter for the Contracts. It also is the principal underwriter for:

              Allianz Life Variable Account A
              Preferred Life Variable Account C

     b. The following are the officers and directors of NALAC Financial Plans, LLC:


Name & Principal        Positions and Offices
Business Address        with Underwriter
----------------------- -----------------------------

Alan A. Grove           Director
1750 Hennepin Avenue
Minneapolis, MN 55403

James P. Kelso          Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford      President and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer  Secretary and Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach        Director
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates        Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke     Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403


     c.  Not Applicable

Item 30.   Location of Accounts and Records

Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.

Item 31.   Management Services

Not Applicable

Item 32.   Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                              SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has caused this registration statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 20th day of February, 1998.



                                       ALLIANZ LIFE
                                       VARIABLE ACCOUNT B
                                          (Registrant)

                                  By:  ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                          (Depositor)


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       ------------------------------



                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                  By:  /s/ MICHAEL T. WESTERMEYER
                                       ------------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title
Lowell C. Anderson*      Chairman of the Board,
Lowell C. Anderson       President and Chief      02/20/98
                         Executive Officer           Date

Herbert F. Hansmeyer*    Director                 02/20/98
Herbert F. Hansmeyer                                 Date

Michael P. Sullivan*     Director                 02/20/98
Michael P. Sullivan                                  Date

Dr. Jerry E. Robertson*  Director                 02/20/98
Dr. Jerry E. Robertson                               Date

Dr. Gerhard Rupprecht*   Director                 02/20/98
Dr. Gerhard Rupprecht                                Date

Edward J. Bonach*        Chief Financial Officer  02/20/98
Edward J. Bonach                                     Date

Rev. Dennis J. Dease*    Director                 02/20/98
Rev. Dennis J. Dease                                 Date

James R. Campbell*       Director                 02/20/98
James R. Campbell                                    Date


                         * By /s/ MICHAEL T. WESTERMEYER
                              ---------------------------
                                Attorney-in-Fact






                                    EXHIBITS

                                       TO

                      POST-EFFECTIVE AMENDMENT NO.    6

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA




                                INDEX TO EXHIBITS



Exhibit                                                      Page

EX-99.B13  Calculation of Performance Information